As filed with the Securities and Exchange Commission on October 16, 1997

                                      Securities Act Registration No.  333-94668
                                    Investment Company Registration No. 811-9070


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ________________________

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|
                      Post-Effective Amendment No. 3  x                     |X|
                                                     ---
                                     and/or
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |X|
                               Amendment No. 5                              |X|
                       (Check appropriate box or boxes)   x
                                                         ---

                                  DEVCAP TRUST
                        (a Massachusetts Business Trust)
               (Exact Name of Registrant as Specified in Charter)

                               6 St. James Avenue,
                           Boston, Massachusetts 02116
                    (Address of principal executive offices)

                                 (617) 423-0800
               Registrant's telephone number, including area code

                                 Molly S. Mugler
                               6 St. James Avenue
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Beth R. Kramer, Esq.
                              Mayer, Brown & Platt
                                  1675 Broadway
                            New York, N.Y. 10019-5820


It is proposed that this filing will become effective: (check appropriate box)
                      ___ immediately upon filing pursuant to paragraph (b)
                      ___ on (date) pursuant to paragraph (b)
                       x  60 days after filing pursuant to paragraph (a) (i)
                      ___ on (date) pursuant to paragraph (a)(i)
                      ___ 75 days after filing pursuant to paragraph (a)(ii)
                      ___ on (date) pursuant to paragraph (a)(ii) of Rule 485 If appropriate, check the following box:
                      ___ this post-effective amendment designates a new
                          effective date for a previously filed post-effective amendment

                       DECLARATION PURSUANT TO RULE 24f-2
Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933, as amended. Registrant has filed the Rule 24f- 2 Notice for its fiscal year ended July 31, 1997 on September 29, 1997.

                                  DEVCAP TRUST

                            DEVCAP SHARED RETURN FUND

                              Cross Reference Sheet

                             Pursuant to Rule 495(a)



Part A
         Location in Prospectus

Item 1.  Cover Page............................ Cover Page
Item 2.  Synopsis.............................. Summary; Fee Table
Item 3.  Condensed Financial Information....... Financial Highlights
Item 4.  General Description of Registrant..... Cover Page; The Fund; Charitable
                                                Contribution Program; Investment
                                                Objective; Investment Policies
                                                and Risk Factors and Special
                                                Considerations
Item 5.  Management of the Fund................ The Fund; Management; Manager,
                                                Submanager and Administrator,
                                                Service Organizations, Transfer
                                                Agent and Custodian; Back
                                                Cover Page; Other Information
                                                Concerning Shares of the Fund
Item 5A. Management's Discussion of
         Fund Performance...................... Not Applicable
Item 6.  Capital Stock and Other Securities.... Purchases and Redemptions of
                                                Shares; Other Information
                                                Concerning Shares of the Fund;
                                                Service Organizations, Transfer
                                                Agent and Custodian; Tax Matters
Item 7.  Purchase of Securities Being Offered.. Purchases and Redemptions of
                                                Shares; Other Information
                                                Concerning Shares of the Fund;
                                                Service Organizations; Transfer
                                                Agent and Custodian
Item 8.  Redemption or Repurchase.............. Purchase and Redemption of
                                                Shares
Item 9.  Pending Legal Proceedings............. Not Applicable

Part B                                          Location in Statement of
                                                Additional Information

Item 10. Cover Page............................ Cover Page
Item 11. Table of Contents..................... Table of Contents
Item 12. General Information and History ...... The Trust
Item 13. Investment Objective and Policies..... Investment Objective, Policies
                                                and Restrictions; Portfolio
                                                Transactions and Brokerage
                                                Commissions
Item 14. Management of the Trust............... Management of the Trust and the
                                                Portfolio
Item 15. Control Persons and Principal Holders
         of Securities......................... Management of the Trust and the
                                                Portfolio
Item 16. Investment Advisory and other
         Services.............................. Management of the Trust and the
                                                Portfolio; Distribution Plan
Item 17. Brokerage Allocation and Other
         Practices............................. Portfolio Transactions and
                                                Brokerage Commissions
Item 18. Capital Stock and Other Securities.... Shares of the Portfolio, Voting
                                                Rights and Liabilities
Item 19. Purchase, Redemption and Pricing of
         Securities Being Offered.............. Shares of the Portfolio;
                                                Determination of Net Asset
                                                Value; Valuation of Portfolio
                                                Securities
Item 20. Tax Status............................ Taxation
Item 21. Underwriters.......................... Management of the Trust and the
                                                Portfolio; Distribution Plan
Item 22. Calculation of Performance Data....... Performance Information
Item 23. Financial Statements.................. Financial Statements


Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A.

                                                                    PROSPECTUS
                                                            December ___, 1997


                            DEVCAP SHARED RETURN FUND


         The DEVCAP Shared Return Fund (the "Fund") has two primary  objectives:
(i) an investment objective, to provide its shareholders with long-term total return which corresponds to the total return performance of the Domini 400 Social Index(sm), an index comprised of stocks selected based upon socially responsible criteria and; (ii)a charitable objective, to enable each shareholder of the Fund to make a donation of a portion of that shareholder's annual contribution basis to finance the economic development of underprivileged people in developing countries. The Fund is a separate series of shares of DEVCAP Trust, which is organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Domini Social Index Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio invests in the common stocks included in the Domini 400 Social Index(sm) ("Domini Social Index" or "DSI").

         The Fund seeks to achieve its charitable objective by providing for the tax-deductible donation of a portion of each shareholder's annual contribution basis in the Fund to further the charitable purposes of the Development Capital Fund ("DEVCAP Non-Profit"). DEVCAP Non-Profit is a non-profit charitable corporation that functions as a consortium of non-profit organizations and is dedicated to supporting micro-enterprise and other economic development programs in developing countries in an effort to improve the welfare of underprivileged persons in those countries. See "Charitable Contribution Program" herein for more detailed information. In general, investors will not incur net tax liability as a result of providing for donations of a portion of their annual contribution basis in the Fund. See "Tax Matters-Tax Deductibility of Charitable Contributions" herein for more detailed information.

                                Table of Contents

                                                                            Page

INVESTMENT IN THE FUND........................................................2
THE FUND .....................................................................2
EXPENSE SUMMARY...............................................................3
FINANCIAL HIGHLIGHTS..........................................................4
CHARITABLE CONTRIBUTION PROGRAM...............................................5
DEVCAP NON-PROFIT.............................................................6
PERFORMANCE INFORMATION.......................................................7
INVESTMENT OBJECTIVE, POLICIES AND RISK FACTORS...............................8
MANAGEMENT...................................................................12
PURCHASES AND REDEMPTIONS OF SHARES..........................................14
TAX MATTERS..................................................................16
OTHER INFORMATION CONCERNING SHARES OF THE FUND..............................18
SERVICE ORGANIZATIONS, TRANSFER AGENT AND CUSTODIAN..........................21


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


         The investment manager of the Portfolio is Domini Social Investments LLC, ("DSIL") a company founded by the principals of the former investment adviser and sponsor of the Portfolio, Kinder, Lydenberg, Domini & Co., Inc. ("KLD"). The investment submanager of the Portfolio is Mellon Equity Associates. The sponsor of the Fund is DEVCAP Non-Profit and the distributor of the Fund is [CBIS Financial Services, Inc., a subsidiary of Christian Brothers Financial Services, Inc.,] (the "Distributor"). The administrator of the Fund , is Sunstone Financial Group, Inc. ("Sunstone"). SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED BY, ANY BANK OR THE U.S. GOVERNMENT. THE SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER STATE OR GOVERNMENTAL AGENCY.

         "Domini(sm)" and "Domini 400 Social Index(sm)" are service marks of Kinder, Lydenberg, Domini & Co., Inc.

         This Prospectus sets forth concisely the information concerning the Fund that a prospective investor ought to know before investing. The Fund has filed with the Securities and Exchange Commission a Statement of Additional Information, dated December __, 1997, as amended from time to time, which contains more detailed information about the Fund and is incorporated into this Prospectus by reference. An investor may obtain a copy of the

Statement of Additional Information without charge by contacting the Distributor (see back cover for address and phone number).


         Unlike other mutual funds which directly acquire and manage their own Portfolio of securities, the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Fund invests in the Portfolio through the Hub and Spoke(R) master-feeder investment fund structure. "Hub and Spoke(R)" is a registered service mark of Signature Financial Group, Inc. See "Special Information Concerning the Hub and Spoke(R) Master-Feeder Investment Fund Structure" on page 12.


         Investors should read this Prospectus and retain it for future reference.

                             INVESTMENT IN THE FUND

         The Fund seeks to provide its shareholders with long-term total return which corresponds to the total return performance of the Domini Social Index, an index comprised of stocks selected according to social criteria. The Fund may be appropriate, therefore, for investors who are willing to ride out stock market fluctuations in pursuit of long-term returns. Because the Fund seeks to track, rather than exceed, the performance of a particular index, the Fund is not managed in the same way as other mutual funds. In particular, the manager generally does not judge the merits of any particular stock as an investment. Therefore, investors should not expect to achieve the potentially greater results that could be obtained by a fund that aggressively seeks growth.

         The value of an investment in the Fund varies from day to day, generally reflecting changes in the financial condition of the companies in which the Portfolio invests, general market conditions and political and economic factors. Stock prices can fluctuate dramatically in response to these and other factors or speculation about these factors. Over the long term, stocks have generally shown greater growth potential than other types of securities. However, when you sell your Fund shares, they may be worth more or less than what you paid for them.

         Potential investors should note that because the Portfolio seeks to be fully invested in the stocks comprising the Domini Social Index, the Fund is not a balanced investment plan. Potential investors should also note that the manager of the Portfolio, DSIL, has no prior experience in managing or advising a mutual fund. You should carefully consider your investment objectives and risk tolerance before making a decision to invest in the Fund.

                                    THE FUND


         DEVCAP Trust (the "Trust") was organized as a business trust under the laws of the Commonwealth of Massachusetts, with the Fund established as a separate series of the Trust, on June 29, 1995. The Fund is a no-load diversified open-end management investment company. Although shares of the Fund are sold without a sales load, the Distributor may receive a distribution fee from the Fund pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust offers to buy back (redeem) shares of the Fund from its shareholders at any time at net asset value.

         Shares of the Fund are sold continuously by the Distributor. The minimum initial investment is $1,000, except that the minimum initial investment when selecting the Automatic Investment Plan is $500 and the minimum initial investment when selecting the Individual Retirement Account is $250. An investor should obtain from the Distributor, and should read in conjunction with this Prospectus, the materials describing the procedures under which Fund shares may be purchased and redeemed. See "Purchases and Redemptions" herein.

         The Fund seeks to achieve its investment objective by investing the proceeds from the sales of its shares in the Portfolio, which has the same investment objective as the Fund and which invests all of its assets in stocks included in the Domini Social Index. There can be no assurance that the Fund or the Portfolio will be able to achieve their investment objective. It should be noted that the limitation of the Portfolio's investments to stocks included in the Domini Social Index will tend to limit the availability of investment opportunities to the Fund compared to other investment companies that have a comparable investment objective to that of the Fund. See "Investment Objective, Policies and Risk Factors" herein.

         Proceeds from the sale of shares of the Fund are invested in the Portfolio which then purchases securities in accordance with its investment objective and policies. DSIL, a newly formed company founded by the principals of the former investment adviser and sponsor of the Portfolio, is the Portfolio's manager (the "Manager" or "DSIL") and provides administrative services to the Portfolio. [CBIS Financial Services, Inc.] is the distributor of the Fund. Mellon Equity Associates ("Mellon Equity") is the Portfolio's investment submanager (the "Submanager"). DEVCAP Non-Profit is the sponsor ("Sponsor") of the Fund. Sunstone Financial Group, Inc., the administrator of the Fund (the "Administrator") , supervises the overall administration of the Fund . The Boards of Trustees of the Trust and the Portfolio provide broad supervision over the affairs of the Fund and the Portfolio, respectively. The Trustees who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees") are separate and independent from the Independent Trustees of the Portfolio. For further information about the Trustees of the Trust and the Portfolio, see "Management of the Trust and the Portfolio" in the Statement of Additional Information. A majority of the Fund's Trustees are not affiliated with the Manager.

         KLD, the former investment adviser and sponsor of the Portfolio (as well as an affiliate of DSIL), determines the composition of the Domini 400 Social Index(sm). The following persons are primarily responsible for the development and maintenance of the Domini 400 Social Index(sm) (which determines the composition of the Portfolio's securities): Steven D. Lydenberg, Director of Research, KLD, since 1990; Peter D. Kinder, President, KLD, since 1988. The Submanager manages the investments of the Portfolio from day to day in accordance with the Portfolio's investment objective and policies.

         DEVCAP Non-Profit provides no investment advisory, management or other investment support services to the Fund or the Portfolio. DEVCAP Non-Profit provides certain marketing, shareholder and administrative support services to the Fund pursuant to a Sponsorship Agreement.


                                 EXPENSE SUMMARY

         The following table provides (i) a summary of estimated expenses relating to purchases and sales of shares of the Fund, and the aggregate annual operating expenses for the Fund and the Portfolio, as a percentage of average net assets of the Fund, and (ii) an example illustrating the dollar cost of such estimated expenses on a $1,000 investment in the Fund.


Shareholder Transaction Expenses                                     0%
Annual Operating Expenses

       Advisory and Management Fees                              0.154%(1)
         12b-1  Fees(2)                                          0.25%

         Other Expenses:
                  Administrative Services Fees                   0.175%
                  Other Operating Expenses (after expense
                  reimbursement) (3)                             1.171%
                                                                 1.346%
         Total Operating Expenses (after expense                 1.75%
         reimbursement)


(1) Under the Management Agreement between the Portfolio and DSIL, DSIL's fee for advisory and administrative services to the Portfolio is 0.20% of the average daily net assets of the Portfolio for the current fiscal year but will be reduced to the extent necessary to keep the aggregate annual operating expenses of the Portfolio (excluding brokerage Fees and commissions, interest, taxes and other extraordinary expenses) at no greater than 0.20% of the average daily net assets of the Portfolio, through November 1, 1998. If this fee reduction were not in effect, advisory and management Fees for the Portfolio would be 0.20% of the average daily net assets of the Portfolio.

(2) The percentage represents maximum possible expenditures, expressed as a percentage of average daily net assets, under the Fund's Distribution Plan during the fiscal year ended July 31, 1997. The Distribution Plan permits reimbursement for expenses incurred by the Distributor of up to 0.25% of the Fund's average daily net assets. See "Other Information Concerning Shares of the Fund--Distribution Plan and Agreement."


(3) Under a Sponsorship Agreement between DEVCAP Non-Profit and the Fund, DEVCAP Non-Profit is obligated to reimburse the Fund to the extent necessary to limit the aggregate annual operating expenses of the Fund (including the Fund's share of the Portfolio's expenses but excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) to no greater than 1.75% of the average daily net assets of the Fund through December 31, 1998. In return, DEVCAP Non-Profit receives the proceeds from the annual charitable contribution program of the Fund for its micro-enterprise activities. See "Charitable Contribution Program." If this expense reimbursement were not in effect, other operating expenses for the Fund would equal 5.60% of the average daily net assets of the Fund assuming the same level of average daily net assets and expenses of the Fund as existed during the fiscal year ended July 31, 1997. See "Other Information Concerning Shares of the Fund" herein.

(4)      Actual return to investor would be less due to charitable contribution.



Example:
A shareholder of the Fund would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of:

         1 year....................................................... $18
         3 years...................................................... $55
         5 years...................................................... $95
         10 years.....................................................$206


         The "Example" set forth above is hypothetical and should not be considered a representation of past or future expenses of the Fund. Actual expenses and returns may be more or less than those shown. The purpose of the expense table provided above is to assist investors in understanding the various costs and expenses that a shareholder will bear directly or indirectly. The expense information in the Expense Table provided above has been restated to reflect fees currently in effect. For more information with respect to the expenses of the Fund and the Portfolio, see "Management" herein.


         The Trust pays a distribution fee at an annual rate of up to 0.25% of the Fund's average daily net assets in reimbursement of, or in anticipation of, expenses incurred by the Distributor in connection with the sale of shares of the Fund. Long-term shareholders may pay more than the economic equivalent of the maximum distribution charges permitted by the National Association of Securities Dealers, Inc. The Trust may pay fees to Service Organizations at an annual rate in amounts up to 0.25% of the daily net asset value of shares of the Fund owned by shareholders with whom the Service Organization has a servicing relationship. The Trust does not currently intend to enter into agreements with and pay fees to Service Organizations with respect to the Fund, but it may do so in the future. See "Distribution Plan and Agreement" and "Service Organizations, Transfer Agent and Custodian".

         Pursuant to the Sponsorship Agreement to be entered into between the Portfolio and DSIL, DSIL pays the ordinary operating expenses of the Portfolio and excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses. Pursuant to this arrangement, DSIL has agreed to limit the total operating expenses to no greater than 0.20% of the average daily net assets of the Portfolio through November 1998. KLD currently has an expense payment arrangement with Signature, pursuant to which Signature provides these expense payment services to the Portfolio. See "Other Information Concerning Shares of the Fund Expenses" herein.

         The Trust's Trustees believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if it retained the services of an investment adviser and an investment manager and invested directly in the types of securities being held by the Portfolio. See "Other Information Concerning Shares of the Fund Expenses" herein for further discussion of Fund and Portfolio expenses.



                              FINANCIAL HIGHLIGHTS


         The following table presents financial highlights for the Fund. The information represents selected data for a single share outstanding for each of the indicated periods for the Fund which has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors, whose report thereon appears in the Fund's Annual Report which is incorporated by reference in the Fund's Statement of Additional Information.

For a share outstanding for the period:                           For the period
                                                                October 19, 1995
                                                                (commencement of
                                             For the year           investment
                                                 ended              operations)
                                               July 31,         to July 31, 1996
                                               1997(5)
Net Asset Value, beginning of period...
 ........................................        $10.71               $10.00
                                                ------                ------
Income from investment operations:
  Net investment loss..................         (0.03)                (0.02)
  Net realized and unrealized gain
    on investments.....................          5.55                  0.73
                                                 ----                  ----


Total income from investment operations.....     5.52                   0.71
Less distributions from net realized gain...     (.01)                    -
                                                 -----                   --

Net Asset Value, end of period..............   $16.22                 $10.71


Ratios/supplemental data

  Total return(1)............................     51.57%                7.10%
  Net Assets, end of period (000's omitted)..    $5,326                  $643
  Ratio of expenses to average net assets(2)..     1.75%                2.50%(3)
  Ratio of net investment income to average
  net.........................................   (0.21)%              (0.54)%(3)

assets(2)

  Portfolio turnover(4)........................      1%                   5%
  Average commission rate(4)...................  $0.0512%           $0.0496%
                                                 ========           ========



-----------

(1) Investors may donate a portion of their return to DEVCAP Non-Profit pursuant to this Fund's charitable contribution program.


(2) Includes the Fund's share of Domini Social Index Portfolio expenses and net of fee waivers and expense reimbursements . Had the fee waivers and reimbursements not been in effect, the annualized ratios of expenses to average net assets and net investment income to average net assets would have been 26.4% and (24.4%), respectively, for the October 19, 1995 to July 31, 1996 period and 5.93% and (4.39%), respectively, for the year ended July 31, 1997.

(3)     Annualized.


(4) Portfolio turnover rate and average commission rate per share of the underlying Portfolio. For the period ended July 31, 1996, ratios represent Portfolio activity for the entire fiscal year then ended.

(5)      Calculated based on the average weighted shares method.


                         CHARITABLE CONTRIBUTION PROGRAM

         The Fund is designed to enable an investor to share with charity, specifically with DEVCAP Non-Profit, on an annual basis the return on his or her investment in the Fund. When a shareholder makes an initial purchase of shares of the Fund, the shareholder must also declare an intention to make an annual donation to DEVCAP Non-Profit of fifty percent, seventy-five percent or all of the annual contribution basis (calculated as indicated below) derived from the shareholder's investment in the Fund. Each year, DEVCAP Non-Profit will direct the shareholder's donation to non-profit organizations (primarily Catholic Relief Services, Inc.) working to improve the welfare of underprivileged persons in developing countries through grants or loans for micro-enterprises and other economic development programs.

         After the initial purchase of shares and contribution election, a shareholder may elect to contribute to DEVCAP Non-Profit a different portion of the shareholder's annual contribution basis, so long as the shareholder elects to contribute fifty percent, seventy-five percent or all of the shareholder's annual contribution basis. Alternatively, a shareholder may elect at year's end not to contribute any portion of the shareholder's annual contribution basis. On or about December 1 of each year, the Fund will mail a notice to each shareholder of record indicating the dollar amount of the shareholder's estimated contribution for that year, based on the shareholder's then-current contribution election and the shareholder's estimated annual contribution basis on that date. To change a shareholder's contribution election, the shareholder must notify the Fund in writing on or before the fifth business day prior to the last business day of that December, at the Fund's address for these purposes: DEVCAP Shared Return Fund, P.O. Box 107, New York, NY 10274-0107. By the end of the following January, the Fund will mail a notice to each shareholder of record indicating the dollar amount of the shareholder's actual contribution for the previous year. This contribution will be made by deducting shares in the Fund whose fair market value is equal to the shareholder's annual contribution. The fair market value of the Fund share donation will generally be tax deductible, as explained in more detail under "Tax Matters" herein.

         A shareholder's contribution (if any) will consist of a percentage (which must be fifty percent, seventy-five percent or all) of the shareholder's annual contribution basis derived from the shareholder's investment in the Fund. A shareholder's annual contribution basis is the change in value of that particular shareholder's account between (a) January 1 or the date of the shareholder's initial investment and (b) the fifth business day prior to the end of the calendar year, adjusted for redemptions, distributions and purchases. The shareholder's annual contribution will be calculated by the Fund's transfer agent on or about five business days before the end of each calendar year in accordance with the following formula:


Account value at Year-End Calculation Date (including reinvested distributions, if any)


                                      PLUS


                 Shareholder redemptions during the year, if any


                                      PLUS


            Cash distributions from the Fund during the year, if any


                                      MINUS


                  Shareholder purchases during the year, if any


                                      MINUS


    Account value at (a) beginning of year or (b) date of initial investment


                 EQUALS SHAREHOLDER'S ANNUAL CONTRIBUTION BASIS


         The shareholder's annual contribution is calculated by multiplying the shareholder's annual contribution basis by the shareholder's contribution election of 50%, 75% or 100%.

         On or about the fifth business day prior to the last business day of December, a shareholder's annual contribution basis will be finalized using the above formula. If a shareholder's annual contribution basis has been zero, or if a shareholder's account has been closed before the end of the year, or if the specified percentage has been reduced to zero after proper notice to the Fund, no contribution will result. A shareholder may still make a contribution by using the convenient donation form provided by DEVCAP Non-Profit for that purpose.


         Note that, notwithstanding the above formula, if a shareholder liquidates his or her total investment in the Fund before the year-end calculation date, the shareholder's annual contribution will be deemed to be zero. The method of calculation of the shareholder's annual contribution combined with the shareholder's contribution election could result in a complete redemption of the shareholder's end of year account.


         In general, shareholders participating in the Charitable Contribution Program will not incur a net tax liability from their charitable contribution to DEVCAP Non-Profit. The Board of Trustees believes no tax liability arises due to donation of shares in the Fund to DEVCAP Non-Profit and that an investor will be permitted to take an itemized tax deduction for the fair market value of the donation. However, certain taxpayers may be subject to limits on itemized deductions or charitable deductions on their U.S. or state tax returns. Shareholders are advised to consult with their tax advisers with respect to the particular tax consequences to them of an investment in the Fund and participation in the Charitable Contribution Program. Shareholders that do not itemize deductions on their Federal tax returns will not receive a Federal deduction for donations to DEVCAP Non-Profit.

         Shareholders desiring to make a contribution to DEVCAP Non-Profit outside the Charitable Contribution Program, either in cash or in kind (i.e., by donating shares of the Fund or other non-cash assets), should contact DEVCAP Non-Profit directly at 800-371-2655.

                                DEVCAP NON-PROFIT


         DEVCAP Non-Profit is a non-profit, tax-exempt 501(c)(3) corporation that functions as a consortium of non-profit organizations. DEVCAP Non-Profit was created to support a class of existing charities, each of which is dedicated to improving the welfare of underprivileged people in developing countries by supporting micro-enterprise and other economic development programs. Micro-enterprise development programs assist underprivileged people by providing direct financing and technical support for their business enterprises, which support would be unavailable through normal business channels. Contributions made pursuant to the Charitable Contribution Program are generally allocated by agreement among the member organizations of DEVCAP Non-Profit listed below.


         The member organizations of DEVCAP Non-Profit pursue their shared development objectives in different ways:


         (i) Catholic Relief Services ("CRS"), founded by the Catholic Bishops of the United States, funds a "village banking" program which provides financial services to over 94,000 underprivileged people in 23 countries throughout the world;

         (ii) Seed Capital Development Fund ("SCDF") invests in and lends funds to a network of finance companies located in developing countries that specialize in micro-enterprise lending programs.

         DEVCAP Non-Profit was formed in 1992 in order to provide fund-raising and other support to member organizations and other non-profits engaged in international economic development for the world's poor. The money generated by the Fund will be used as direct grants or loans to DEVCAP Non-Profit member organizations in support of their programs. CRS provides the operational funding for DEVCAP Non-Profit and receives all the donations generated by the Fund's charitable contribution program up to and including the annual operating expense reimbursement made by DEVCAP Non-Profit to the Fund. At the election of DEVCAP Non-Profit's Board of Directors, the money generated from the Fund may also be used to support the programs of non-member organizations.


         In addition to its primary fund-raising activities, DEVCAP Non-Profit also plans to promote cooperation among micro-enterprise development agencies and organizations, and to provide information and support for micro-enterprise development around the world. These activities could include educational campaigns, research programs, and implementation of other financial programs to aid in the development of micro-enterprises.


         DEVCAP Non-Profit is independent of the Manager, Submanager, Distributor, Administrator and all other service providers of the Fund. While DEVCAP Non-Profit personnel will encourage donations through the Fund and DEVCAP Non-Profit itself incurs costs in these efforts, DEVCAP Non-Profit and DEVCAP Non-Profit personnel receive no compensation from the Fund or the Portfolio . Neither DEVCAP Non-Profit nor DEVCAP Non-Profit member organizations provide any investment advisory, management or other investment support services to the Fund or the Portfolio. DEVCAP Non-Profit does provide marketing, administrative and shareholder support services to the Fund.


         For  more  information   regarding  DEVCAP  Non-Profit  or  its  member
organizations, please contact DEVCAP Non-Profit directly at 800-371-2655.

                             PERFORMANCE INFORMATION

         Performance information concerning the Fund may from time to time be used in advertisements, shareholder reports or other communications to shareholders. The Trust may provide period and average annualized "total rates of return" with respect to the Fund. The "total rate of return" of the Fund refers to the change in the value of an investment in a Fund over a stated period based on any change in net asset value per share and includes the value of any shares purchasable with any dividends or capital gain distributions declared during such period. Period total rates of return may be annualized. An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a 52-week period, and that all dividends and capital gain distributions are reinvested. An annualized total rate of return will be slightly higher than a period total rate of return if the period is shorter than one year, because of the effect of compounding.

         Historical total return information for any period or portion thereof prior to the establishment of the Fund will be that of the Portfolio, adjusted to assume that all charges, expenses and fees of the Fund which are presently in effect were deducted during such periods.


         The  table  that  follows  sets  forth  average   annual  total  return
information for the periods indicated:



                                                          7/31/97
1 Year .................................................   51.57%
5 Years.................................................   18.63%
Commencement of Investment Operations of
  Portfolio* to date....................................  16.83%
-----------

* Domini Social Index Portfolio commenced investing in the Domini Social Index on June 3, 1991.

         The Trust may provide "yield" quotations with respect to the Fund. The "yield" of the Fund refers to the income generated by an investment in the Fund over a 30-day or one-month period (which period shall be stated in any advertisement or communications with a shareholder). This income is then "annualized", that is, the amount of income generated by the investment over the period is assumed to be generated over a 52-week period and is shown as a percentage of investment. A "yield" quotation, unlike a total rate of return quotation, does not reflect changes in net asset value.

         From time to time the Trust may also quote fund rankings from various sources, such as Lipper Analytical Services, Inc., and may compare its performance to that of the Domini Social Index and various other unmanaged securities indices, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") and the Dow Jones Industrial Average. "Standard & Poor(R)", "S&P(R)" and "Standard & Poor's 500(R)" are trademarks of Standard & Poor's Corporation.

         See the Statement of Additional Information for further information concerning the calculation of yield and any total rate of return quotations. Since the Fund's yield and total rate of return quotations are based on historical earnings and since such yield and rates of return fluctuate over time, such quotations should not be considered as an indication or representation of the future performance of the Fund.

                 INVESTMENT OBJECTIVE, POLICIES AND RISK FACTORS


Investment Objective. The investment objective of the Fund is to provide its shareholders with long-term total return (reflecting both dividend and price performance of the Fund) which corresponds to the total return performance of the Domini 400 Social Index(sm) (sometimes referred to herein as the "Index" or the "Domini Social Index"). There can, of course, be no assurance that the Fund will achieve its investment objective. The investment objective of the Fund may be changed without approval by the Fund's shareholders.

Investment Policies. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has the same investment objective as the Fund. The Portfolio seeks to achieve its investment objective by investing in the common stocks comprising the Domini Social Index. The Portfolio will approximate the weightings of securities held by the Portfolio to the weightings of the stocks in the Index, except as described below, and will seek a correlation between the weightings of securities held by the Portfolio and the weightings of the stocks in the Index of 0.95 or better. A figure of 1.0 would indicate a perfect correlation. As of July 31, 1997 , the correlation between the weightings of securities held by the Portfolio and the weightings of the stocks in the Index was 99%. To the extent practicable, the Portfolio will attempt to be fully invested. The ability of the Fund to duplicate the performance of the Domini Social Index by investing in the Portfolio will depend to some extent on the size and timing of cash flows into and out of the Fund and the Portfolio as well as the Fund's and the Portfolio's expenses. Adjustments in the securities holdings of the Portfolio to accommodate cash flows will track the Domini Social Index to the extent practicable, but this will result in brokerage expenses.

Social Criteria. The Domini Social Index was developed and is currently maintained by KLD. The Index is a common stock index comprised of the stocks of approximately 400 companies which meet certain social criteria. The weightings of the stocks comprising the Index are based upon market capitalization. The criteria used in developing and maintaining the Index involve the subjective judgment of KLD. KLD, based on available data, seeks to exclude the following types of companies: firms that derive more than 2% of their gross revenues from the sale of military weapons; firms that derive any revenues from the manufacture of tobacco products or alcoholic beverages; firms that derive any revenues from gambling enterprises; and firms that have an ownership share in, or operate, nuclear power plants, or participate in businesses related to the nuclear fuel cycle. The KLD also considers criteria such as corporate citizenship, employee relations, environmental performance, and product-related issues when evaluating stocks for inclusion in the Index. The corporate citizenship criteria include a company's record with regard to its philanthropic activities and its community relations in general. The employee relations criteria include a company's record with regard to labor matters, workplace safety, equal employment opportunity, employee benefit programs, and meaningful participation in company profits either through stock purchase or profit sharing plans. The environmental performance criteria include a company's record with regard to fines or penalties, waste disposal, toxic emissions efforts in waste reduction and emissions reduction , recycling, and environmentally beneficial fuels, products and services. The product-related criteria include a company's record with regard to product safety, marketing practices and commitment to quality.

         The Manager intends to vote proxies of companies included in the Portfolio consistent with the social criteria used in developing and maintaining the Index.

Index Management. The Portfolio is not managed in the traditional investment sense, since changes in the composition of its securities holdings are made in order to track the changes in the composition of securities included in the Domini Social Index. Moreover, inclusion of a stock in the Index does not imply an opinion by the Manager as to the merits of that specific stock as an investment. However, KLD and the Manager believe that enterprises which exhibit a social awareness, based on the criteria described above, should be better prepared to meet future societal needs for goods and services and may also be less likely to incur certain legal liabilities that may be incurred when a product or service is determined to be harmful, and that such enterprises should over the longer term be able to provide a positive return to investors.


         In selecting stocks for inclusion in the Domini Social Index:


         1. KLD evaluated, in accordance with the social criteria described above, each of the companies the stocks of which comprise the S&P 500. If a company whose stock was included in the S&P 500 met KLD's social criteria and met KLD's further criteria for industry diversification, financial solvency, market capitalization, and minimal portfolio turnover, it was included in the Domini Social Index. As of July 31, 1997, of the 500 companies whose stocks comprised the S&P 500, approximately ____% were included in the Index.

         2. The remaining stocks comprising the Domini Social Index (i.e., those which are not included in the S&P 500) were selected based upon KLD's evaluation of the social criteria described above, as well as upon KLD's criteria for industry diversification, financial solvency, market capitalization, and minimal portfolio turnover. Because of the social criteria applied in the selection of stocks comprising the Domini Social Index, industry sector weighting in the Index may vary materially from the industry weightings in other stock indices, including the S&P 500, and certain industry sectors will be excluded altogether.

         The component stocks of the S&P 500 are chosen by Standard & Poor's Corporation ("S&P") solely with the aim of achieving a distribution by broad industry groupings that approximates the distribution of these groupings in the New York Stock Exchange common stock population, taken as the assumed model for the composition of the total market. Construction of the S&P 500 by S&P proceeds from industry groups to the whole. Since some industries are characterized by companies of relatively small stock capitalization, the S&P 500 does not comprise the 500 largest companies listed on the New York Stock Exchange. Not all stocks included in the S&P 500 are listed on the New York Stock Exchange. However, the total market value of the S&P 500 as of July 31, 1997 represented [______]% of the aggregate market value of common stocks traded on the New York Stock Exchange.


         Inclusion of a stock in the S&P 500 Index in no way implies an opinion by S&P as to its attractiveness as an investment, nor is S&P a sponsor of or otherwise affiliated with the Fund or the Portfolio.

         Some of the stocks included in the Domini Social Index may be stocks of foreign issuers (provided that the stocks are traded in the United States in the form of American Depositary Receipts or similar instruments the market for which is denominated in United States dollars). Securities of foreign issuers may represent a greater degree of risk (i.e., as a result of exchange rate fluctuation, tax provisions, war or expropriation) than do securities of domestic issuers.

         The weightings of stocks in the Domini Social Index are based on each stock's relative total market capitalization (i.e., market price per share times the number of shares outstanding). Because of this weighting, as of July 31, 1997 approximately [_______%] of the Domini Social Index comprised the [_____] largest companies in that Index.

         KLD may exclude from the Domini Social Index stocks issued by companies which are in bankruptcy or whose bankruptcy KLD believes may be imminent.

         The Portfolio intends to readjust its securities holdings periodically such that those holdings will correspond, to the extent reasonably practicable, to the Domini Social Index both in terms of composition and weighting. The timing and extent of adjustments in the holdings of the Portfolio, and the extent of the correlation of the holdings of the Portfolio with the Index, will reflect the Submanager's judgment as to the appropriate balance between the goal of correlating the holdings of the Portfolio with the composition of the Index, and the goals of minimizing transaction costs and keeping sufficient reserves available for anticipated redemptions of Fund shares. To the extent practicable, the Portfolio will seek a correlation between the weightings of securities held by the Portfolio to the weightings of the securities in the Index of 0.95 or better. The Board of Trustees of the Fund will receive and review, at least quarterly, a report prepared by the Submanager comparing the performance of the Fund and the Portfolio with that of the Index, and comparing the composition and weighting of the Portfolio's holdings with those of the Index, and will consider what action, if any, should be taken in the event of a significant variation between the performance of the Fund or the Portfolio, as the Index, or between the composition and weighting of the Portfolio's securities holdings with those of the stocks comprising the Index. If the correlation between the weightings of securities held by the Portfolio and the weightings of the stocks in the Index falls below 0.95, the Board of Trustees will review with the Submanager methods for increasing such correlation, such as through adjustments in securities holdings of the Portfolio.

         The Portfolio may invest cash reserves in short-term debt securities (i.e., securities having a remaining maturity of one year or less) issued by agencies or instrumentalities of the United States Government, bankers'
acceptances, commercial paper or certificates of deposit, provided that the issuer satisfies KLD's social criteria. The Portfolio does not currently intend to invest in direct obligations of the United States Government. Short- term debt securities purchased by the Portfolio will be rated at least Prime-1 by Moody's Investors Service, Inc. or A-1+ or A-1 by S&P or, if not rated, determined to be of comparable quality by the Portfolio's Board of Trustees. The Portfolio's policy is to hold its assets in such securities pending readjustment of its portfolio holdings of stocks comprising the Domini Social Index and in order to meet anticipated redemption requests. Such investments are not intended to be used for defensive purposes in periods of anticipated market decline.

         The annual portfolio turnover rates of the Portfolio for the fiscal years ended July 31, 1996 and July 31, 1997 were 5% and 1% respectively. The Portfolio's average brokerage commission rates paid per share for the fiscal years ended July 31, 1996 and July 31, 1997 were $0.0496 and $0.0512 respectively.

         The Portfolio's primary consideration in placing securities transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. Neither the Portfolio nor the Fund will engage in brokerage transactions with the Manager, the Submanager or the Sponsor or any of their respective affiliates or any affiliate of the Fund or the Portfolio. For further discussion regarding securities trading by the Portfolio, see the Statement of Additional Information.


         Consistent with applicable regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission, the Portfolio may make loans of its securities to member banks of the Federal Reserve System and to broker-dealers. Such loans would be required to be secured continuously by collateral and cash or cash equivalents maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on five days' notice. During the existence of a loan, the Portfolio would continue to collect the equivalent of the dividends paid by the issuer on the securities loaned and would also receive interest on investment of cash collateral. The Portfolio may pay finder's and other fees in connection with securities loans. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

         Although it has no current intention to do so, the Portfolio may make short sales of securities or maintain a short position, if at all times when a short position is open the

Portfolio owns an equal amount of such securities, or securities convertible into such securities.

Special Information Concerning the Hub and Spoke(R)
Master-Feeder Investment Fund Structure


         The Fund and the Portfolio are utilizing certain Hub and Spoke proprietary rights, know-how and financial services from Signature Financial Group, Inc. ("Signature Financial"), of which the former distributor is a wholly owned subsidiary. Hub and Spoke(R) is a registered service mark of Signature Financial.

         Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Trust seeks to achieve the investment objective of the Fund by investing all of the investable assets of the Fund in the Portfolio, a separate registered investment company. The Portfolio has the same investment objective and policies as the Fund. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from the Manager at (212) 352-9290. The Hub and Spoke(R) investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach.


         The investment objective of the Fund may be changed without the approval of the Fund's shareholders, but not without written notice thereof to shareholders thirty days prior to implementing the change. If there were a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial positions and needs. The investment objective of the Portfolio may also be changed without the approval of the investors in the Portfolio, but not without written notice thereof to the investors in the Portfolio (and notice by the Fund to its shareholders) 30 days prior to implementing the change. There can, of course, be no assurance that the investment objective of either the Fund or the Portfolio will be achieved. See "Investment Restrictions" in the Statement of Additional Information for a description of the fundamental policies of the Fund and the Portfolio that cannot be changed without approval by the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund and the Portfolio, respectively. Except as stated otherwise, all investment objectives, policies, strategies and restrictions described herein and in the Statement of Additional Information are non-fundamental.


         Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk.
However, this possibility exists as well for traditionally structured funds which have large or institutional investors. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on a matter pertaining to the Portfolio, the Trustees of the Fund will, in their discretion and in accordance with applicable law, either seek instructions from shareholders of the Fund and vote the shares in accordance with such instructions, or vote the shares held by the Fund in the Portfolio in the same proportion as the vote of all other holders of the shares in the Portfolio. Whenever the Trustees determine to seek the instructions of the Fund shareholders , the Fund will hold a meeting of its shareholders and, at the meeting of investors in the Portfolio, the Fund and will cast votes at the Portfolio level in the same proportion as the votes of the Fund's shareholders . Shares of the Fund for which no voting instructions have been received will be voted by the Trustees in the same proportion as the shares for which it receives voting instructions.


         Certain changes in the Portfolio's investment objective, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

         The Trust may withdraw the investment of the Fund from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retention of an investment adviser to manage the Fund's assets in accordance with the investment policies described above with respect to the Portfolio.

         For descriptions of the investment objective, policies and restrictions of the Portfolio, see "Investment Objective, Policies and Risk Factors" herein and "Investment Objective, Policies and Restrictions" in the Statement of Additional Information. For descriptions of the management of the Portfolio, see "Management" herein and "Management of the Trust and the Portfolio" in the Statement of Additional Information. For descriptions of the expenses of the Portfolio, see "Management" and "Other Information Concerning Shares of the Fund Expenses" below.

                                    ---------


         As a matter of fundamental policy, the Fund will invest all of its investable assets (either directly or through the Portfolio) in one or more of:
(i) stocks comprising an index of securities selected applying social criteria, which initially will be the Domini Social Index, (ii) short-term debt securities of issuers which meet social criteria, (iii) cash, and (iv) options on equity securities. This fundamental policy cannot be changed without the approval of the holders of a majority of the Fund's shares (which, as used in this Prospectus, means the lesser of (a) more than 50% of the outstanding shares of the Fund, or (b) 67% or more of the outstanding shares of the Fund present at a meeting at which holders of more than 50% of the Fund's outstanding shares are represented in person or by proxy). Except for this fundamental policy, investor approval is not required to change the Fund's or the Portfolio's investment objective or any of the non-fundamental investment policies described above.

         The Statement of Additional Information includes a discussion of other investment policies and a listing of specific investment restrictions which govern the Portfolio's and the Fund's investment policies. Certain of the investment restrictions listed in the Statement of Additional Information may not be changed by the Portfolio without the approval of the Fund and the other investors in the Portfolio or by the Fund without the approval of the shareholders of the Fund. If a percentage or rating restriction on investment or utilization of assets is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the Portfolio's total assets or the value of the Portfolio's securities or a later change in the rating of a security held by the Portfolio will not be considered a violation of policy.

         Expenses of the Portfolio with respect to investment management and administrative services, investment submanagement services and sponsoring services are described herein under "Management--Manager, Submanager, and Sponsor," respectively.

                                   MANAGEMENT


         The Boards of Trustees of the Trust and the Portfolio provide broad supervision over the affairs of the Fund and the Portfolio, respectively. The Trust has retained the services of Sunstone as administrator of the Fund, but has not retained the services of an investment adviser or investment manager since the Fund seeks to achieve its investment objective by investing all its investable assets in the Portfolio. The Portfolio has retained the services of DSIL as investment manager and Mellon Equity as investment submanager.



Manager

         DSIL, a Massachusetts limited liability company, provides investment management and administrative services to the Portfolio pursuant to a Management Agreement. DSIL has been registered as an investment adviser under the Investment Advisers Act of 1940 since 1997. The services provided by the Manager consist of investment supervisory services, overall operational support and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, the Manager receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the

Portfolio's average daily net assets, on an annualized basis for the Portfolio's then-current fiscal year, subject to reduction. See "Expenses" for a description of this fee reduction pursuant to the Management Agreement.

         Prior to [November 1, 1997], KLD, as the Portfolio's former investment adviser, received from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.025% of the Portfolio's average daily net assets, on an annualized basis for the Portfolio's then-current fiscal year. Additionally, prior to [November 1, 1997], KLD received from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.025% of the average daily net assets of the Portfolio for its then-current fiscal year for administrative services.

         "Domini(sm)" and "Domini 400 Social Index(sm)" are service marks of KLD which are licensed to DSIL with the consent of Amy L. Domini. Pursuant to agreements among DSIL, Amy L. Domini, and each of the Fund and the Portfolio, the Portfolio may be required to discontinue use of these service marks if DSIL ceases to be the Manager of the Portfolio or Ms. Domini withdraws her consent, and the Fund may be required to discontinue the use of these service marks if either DSIL ceases to be the Manager of the Fund or Ms. Domini withdraws her consent or if either DSIL ceases to be the Manager of the Portfolio or the Fund ceases to invest all of its assets in the Portfolio. As of [__________, 199__], the Manager had approximately $[______._____] billion of assets under Management.

Submanager


         Mellon Equity provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with DSI (the " Submanagement Agreement"). Mellon Equity does not determine the composition of the Domini Social Index.

management.


         Under the Submanagement Agreement, DSI pays Mellon Equity an investment submanagement fee at an annual rate equal to 0.10% of the Portfolio's average daily net assets. Prior to November 1, 1997, the Portfolio paid Mellon Equity an investment management fee equal on an annual basis to 0.10% of the daily net assets of the Portfolio.

         Mellon Equity is a Pennsylvania business trust founded in 1987 whose beneficial owners are Mellon Bank N.A. and MMIP, Inc. (a wholly owned subsidiary of Mellon Bank Corporation ("Mellon Bank")). Mellon Equity has been registered as an investment adviser under the 1940 Act since 1986. Prior to 1987, the Submanager was part of the Equity Management Group of Mellon Bank 's Trust and Investment Department, which managed domestic equity, tax-exempt and institutional pension assets since 1947. [John R. O'Toole (a senior vice president of Mellon Equity, CFA and a member of AIMR), has been primarily responsible for the day-to-day portfolio management of the Portfolio since November 1994. He has been employed by Mellon Equity and/or Mellon Bank as a portfolio manager for over 5 years.] As of December 31 , 1996, the Submanager had approximately $11.3 billion in assets under management.


         Mellon Equity believes that performance of investment management services for the Portfolio will not violate the Glass-Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent Mellon Equity from continuing to perform such services for the Portfolio. If Mellon Equity were prohibited from acting as investment manager to the Portfolio, it is expected that the Trustees would recommend to shareholders approval of a new investment management agreement with another qualified investment manager selected by the Trustees, or that the Trustees would recommend other appropriate action.

Administrator


         Pursuant to an Administrative Services Agreement, Sunstone Financial Group, Inc. ("Sunstone") provides the Trust with general office facilities and supervises the overall administration of the Trust, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust; the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust. Sunstone provides persons satisfactory to the Board of Trustees of the Trust to serve as officers of the Trust. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of Sunstone or its affiliates. For these services and facilities, Sunstone receives fees computed and paid monthly from the Trust at an annual rate equal to 0.175% . Sunstone, and its affiliates provide administration, transfer agent and/or distribution services to 17 fund families representing over $9 billion in assets. Prior to November 4, 1997, the former administrator, Signature Broker Dealer Services, Inc. ("Signature") was entitled to receive administrative fees computed and paid monthly from the Trust at an annual rate equal to 0.20% of average daily net assets of the Fund. Effective November 4, 1997, Sunstone Financial Group, Inc. replaced Signature as the administrator of the Fund.


Sponsor


         Pursuant to a Sponsorship Agreement, DEVCAP Non-Profit provides the Fund with certain marketing, shareholder and administrative support services and is entitled to the proceeds of the Fund's charitable contribution program. In addition, DEVCAP Non-Profit reimburses the Fund's expenses to the extent necessary to limit the aggregate annual operating expenses of the Fund (including the Fund's share of the Portfolio's expenses but excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) to no greater than 1.75% of the average daily net assets of the Fund through [December 31, 1998] .



                       PURCHASES AND REDEMPTIONS OF SHARES

Purchases

         Shares of the Fund may be purchased without a sales load at the net asset value next determined after an order for shares is received and accepted by the Fund provided such order is received and accepted on any day the New York Stock Exchange is open for trading (a "Fund Business Day"). The minimum initial investment in the Fund is $1,000, except that the minimum initial investment when selecting the Automatic Investment Plan is $500 and the minimum initial investment for an IRA is $250. Except as noted below, there is no minimum on additional investments.

         The Fund reserves the right to cease offering its shares for sale at any time or to reject any order for the purchase of its shares.

         For each shareholder of record, the Fund establishes an open account to which all shares purchased are credited together with any dividends and capital gain distributions which are paid in additional shares. See "Dividends and Capital Gain Distributions" herein.
The Trust has a policy of not issuing share certificates.

         Shares may be purchased directly from the Distributor or through Service Organizations (see "Service Organizations" below) by clients of those Service Organizations. If an investor purchases shares through a Service Organization, the Service Organization must promptly transmit such order to the Fund so that the order receives the net asset value next determined following receipt of the order. Service Organizations may impose minimum customer account and other requirements in addition to those imposed by the Fund. Investors wishing to purchase shares through a Service Organization should contact that organization directly for appropriate instructions. Other investors may purchase Fund shares in the manner described below.

         Investors desiring to purchase shares of the Fund by mail should complete an Account Application and mail the Application and a check (in U.S. dollars), payable to "DEVCAP Shared Return Fund," to the Fund at the following address:

                            DEVCAP Shared Return Fund
                                  P.O. Box 107
                             New York, NY 10274-0107

         An investor desiring to purchase shares by a wire transfer of funds should request its bank to transmit immediately available funds. The information transmitted with the funds must include the investor's name and address and a statement indicating whether a new account is being established by such wire transfer or whether such wire transfer is being made by a shareholder with an account with the Fund. If the initial purchase by an investor is by a wire transfer of funds, an account number will be assigned to such investor and an Account Application must subsequently be completed and mailed to the Fund. Bank wires for the purchase of shares should be sent to:

              The Chase Manhattan Bank
              ABA# 021000021
              BBK = United States Trust Company of New York
              A/C# 920-1-073195
              For Credit to:   DEVCAP Shared Return Fund
                                A/C# 10-12-592

         FBO:     "Include Shareholder Name, Address, and Social Security
                   Number (if purchase is for a New Account) or Account Number (if shareholder account is existing)."

         Shares of the Fund may be purchased by exchanging securities acceptable to the Trust for shares of the Fund. The Trust will not accept a security in exchange for Fund shares unless (a) the security is consistent with the investment objectives and policies of the Fund and the Portfolio, and (b) the security is deemed acceptable by the Manager and the Submanager. Securities offered in exchange for shares of the Fund will be valued in accordance with the usual valuation procedure for the Fund. See "Net Asset Value."


         Investors making purchases through a Service Organization should be aware that it is the responsibility of the Service Organization to transmit orders for purchases of shares by its customers to the Transfer Agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

         For further information on how to purchase shares of the Fund, an investor should contact the Distributor (see back cover for address and phone number).

Automatic Investment Plan

         The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Fund. The minimum investment for an investor investing through an automatic investment plan is $500. If the Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Fund and the investor's bank are notified to discontinue further investments. Due to the varying procedures to prepare, process and to forward the bank withdrawal information to the Fund, there may be a delay between the time of the bank withdrawal and the time the money reaches the Fund. The investment in the Fund will be made at the public offering price per share determined on the day that both the check and bank withdrawal data are received in the form required by the Fund. Further information about the plan and form may be obtained from the Distributor at the telephone number listed on the back cover of the Prospectus.

Individual Retirement Accounts


         Shares of the Fund may be used as a funding medium for an Individual Retirement Account ("IRA"). An IRA plan approved by the Internal Revenue Service is available from the Distributor naming Investors Bank & Trust Company as custodian. The minimum initial investment for an IRA is $250; there is no minimum for subsequent investments. IRAs are available to individuals under age 70 1/2 who receive compensation or earned income during the year. An IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible depending upon various factors, including the individual's income. Individuals may also establish an IRA to receive a "rollover" distribution from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover.


 IRA accounts and the Fund's charitable contribution program. As described above under the section header "Charitable Contribution Program," while shares equal to the value of a shareholder's charitable contribution amount are usually redeemed automatically pursuant to the shareholder's charitable contribution instructions, shares may not be redeemed in this way from an IRA account without incurring certain tax liabilities associated with early withdrawals from IRA accounts. Therefore, for IRA accounts only, shareholders will be requested to remit their charitable contribution from a source other than their IRA account. By January 31 of each year, the Fund will mail a notice to each IRA shareholder indicating the shareholder's charitable contribution amount for the previous year. Each shareholder will then be requested to make a contribution to DEVCAP Non-Profit equal in value to his or her charitable contribution amount payable by check or credit card. For more information regarding how the Fund calculates a shareholder's annual charitable contribution amount, see "Charitable Contribution Program" above.

Redemptions

         A shareholder may redeem all or any portion of the shares in its account at any time at the net asset value next determined after a redemption request in proper form is furnished by the shareholder to the Fund. Redemptions will therefore be effected on the same day the redemption order is received by the Fund provided such order is received and accepted prior to the close of the Fund Business Day. In addition to the procedures discussed in this section, redemption of shares of an investor may also occur as described under "Charitable Contribution Program" herein. The proceeds of a redemption will be paid by the Fund in federal funds normally on the next Fund Business Day, but in any event within seven days if all checks in payment for the purchase of shares to be redeemed have been cleared by the Fund (which may take up to 15 days). Redemptions may be paid by the Fund by check or by wire transfer if the appropriate box on the Account Application has been completed. Instructions for wire redemptions are set forth in the Account Application.


         Redemptions may be made by letter to the Fund specifying the dollar amount or number of shares to be redeemed and the account number. The letter must be signed in exactly the same way the account is registered and, with respect to redemptions in excess of $5,000, the signatures must be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange or by a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation. In some cases the Fund may require the furnishing of additional documents.


         Written redemption requests should be mailed to the Fund at the following address:

                            DEVCAP Shared Return Fund
                                  P.O. Box 107
                             New York, NY 10274-0107

         For overnight deliveries, please use the following address:

                            DEVCAP Shared Return Fund
                   c/o Fundamental Shareholder Services, Inc.
                              90 Washington Street
                               New York, NY 10006
                                 (212) 635-5000

         An investor may also redeem shares by telephone by calling the Transfer Agent, at 1-800-371-2655, if the appropriate box on the Account Application has been completed. The Fund, Transfer Agent and Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions believed to be genuine. Accordingly, shareholders will bear the risk of loss.
The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including, without limitation, recording telephone instructions and/or requiring the caller to provide some form of personal identification. Failure to employ reasonable procedures may make the Fund liable for any losses due to unauthorized or fraudulent telephone instructions. The following information must be supplied by the shareholder or broker at the time a request for a telephone redemption is made: (1) the shareholder's account number; (2) the shareholder's social security number; and
(3) the name and account number of the shareholder's designated securities dealer or bank.

         The Fund, Transfer Agent and Distributor reserve the right to refuse wire or telephone redemptions. Procedures for redeeming shares by wire or telephone may be modified or terminated at any time by the Fund or the Distributor. A Service Organization may request a wire redemption provided a Wire Authorization Form is on file with the Fund. The proceeds of a wire redemption will be sent to an account with a Service Organization designated on the appropriate form. Proceeds of wire redemptions will be transferred within seven days after receipt of the request.


         The Fund reserves the right to redeem involuntarily on at least 30 days' notice the balance in a shareholder's account having a current value of less than $250, but not if an account falls below $250 due to a change in the market value of the Fund's shares.


         The value of shares redeemed may be more or less than the shareholder's cost, depending on the Fund's performance during the period the shareholder owned its shares. Redemptions of shares are taxable events on which the shareholder may recognize a gain or a loss.


         The right of any shareholder or DEVCAP Non-Profit to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such exchange is restricted, or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.


                                   TAX MATTERS

Fund Taxation

         Each year the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Provided the Fund qualifies as a "regulated investment company" under the Code, and distributes all of its net investment income and realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, the Fund will not be required to pay any federal income or excise taxes. The Portfolio will also not be required to pay any federal income or excise taxes. However, shareholders of the Fund normally will have to pay federal income taxes, and any state or local taxes, on distributions of net investment income and net realized capital gains from the Fund. At the end of each calendar year, each shareholder receives information for tax purposes on the distributions received during that calendar year including the portion taxable as ordinary income, the portion taxable as capital gains, the portion, if any, representing a return of capital (which generally is free of current taxes but results in a basis reduction) and the amount of dividends eligible for the dividends-received deduction for corporations.

         Distributions of net long-term capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) will cause any short-term capital loss realized on the disposition by a Fund's shareholder of Fund shares held for six or fewer months to be recharacterized, to the extent of those distributions, as long-term capital loss. Under the back-up withholding rules of the Code, certain shareholders may be subject to 31% withholding of federal income tax on distributions and payments made by the Fund. Generally, shareholders are subject to back-up withholding if they have not provided the Fund with a correct taxpayer identification number and certain other certifications.

         The Trust is organized as a Massachusetts business trust and, under current law, is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as the Fund qualifies as a regulated investment company under the Code.

         The foregoing discussion is intended for general information only. A prospective shareholder should consult with its own tax advisor as to the tax consequences of an investment in the Fund including the status of distributions from the Fund under applicable state or local law.

Tax Deductibility of Charitable Contributions


         The Charitable Contribution Program of the Fund (the "Program") has been designed so that individual investors utilizing the cash method of accounting who donate to DEVCAP Non-Profit through the Program will be entitled to a tax deduction for the fair market value of the Fund shares donated in the taxable year in which the donation is made. Under the Program, the charitable donation will be made within the last five business days of any calendar year of the Fund, thus tracking the taxable year for most individual investors in the Fund. See "Charitable Contribution Program" herein.

         The tax effect of the donation for a particular investor of the Fund may vary according to the individual circumstances of that investor. For example, the Code sets an upper limit on the dollar amount of tax deductions that can be taken by individual taxpayers for charitable donations in a given year. In view of the foregoing, as well as the possibility of other tax consequences of the donation to particular investors, potential purchasers of the Fund should consult their own tax advisors in determining the federal, state, local and other tax consequences of purchasing shares of the Fund and participating in the Program.

         Each of DEVCAP Non-Profit's member organizations is recognized by the United States Internal Revenue Service (the "IRS") as a tax-exempt, section 501(c)(3) organization under the Code. In addition, on October 18, 1995, DEVCAP Non-Profit received from the IRS recognition as a tax-exempt "supporting organization," a category of exemption available under sections 501(c)(3) and 509(a)(3) of the Code for organizations, like DEVCAP Non-Profit, that are engaged solely in activities designed to support other tax-exempt charitable organizations. In the case of DEVCAP Non-Profit, these supported organizations are the DEVCAP Non-Profit member organizations and other charities that are engaged in micro-enterprise and other economic development programs for underprivileged people in developing countries.

         The Program (as described above) has been structured so that investors are provided an opportunity to donate to DEVCAP Non-Profit each year. The Fund has been structured this way in order to allow the contributions made through the Program to be tax deductible donations made to non-profit organizations under existing interpretations of section 170(c) of the Code. Investors should recognize, however, that neither the Fund nor DEVCAP Non-Profit are tax advisers, that existing law and interpretations thereof may be modified, and that no ruling has been sought from the IRS confirming the tax deductible nature of Program contributions. Nevertheless, the IRS has been informed of the details of the Program in DEVCAP Non-Profit's filing for recognition as a section 501(c)(3) organization, and the Fund believes that the granting of tax-exempt status to DEVCAP Non-Profit represents approval of DEVCAP Non-Profit's activities, including the Program, and confirmation that the donations are tax deductible.


                 OTHER INFORMATION CONCERNING SHARES OF THE FUND

Net Asset Value

         The Trust determines the net asset value of the shares of the Fund on each Fund Business Day. This determination is made once during each such day as of the close of regular trading of the New York Stock Exchange by deducting the amount of the Fund's liabilities from the value of its assets and dividing the difference by the number of shares of the Fund outstanding.

         Since the Fund will invest all of its assets in the Portfolio, the value of the Fund's assets will be equal to the value of its beneficial interest in the Portfolio. The net asset value of the Portfolio is determined as of the close of regular business on the New York Stock Exchange on each day on which such Exchange is open for trading, by deducting the amount of the Portfolio's liabilities from the value of its assets. At the close of each such business day, the value of the Fund's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents the Fund's share of the aggregate beneficial interests in the Portfolio. See "Description of Shares, Voting Rights and Liabilities" below.

         Equity securities held by the Portfolio are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. If the Portfolio purchases option contracts, such option contracts which are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Short-term obligations with remaining maturities of less than sixty days are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Portfolio. Portfolio securities (other than short-term obligations with remaining maturities of less than sixty days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

Dividends and Capital Gain Distributions

         Substantially all of the Fund's net income from dividends and interest is paid to the Fund's shareholders annually as a dividend, usually in December. For this purpose, the Fund's "net income from dividends and interest" consists of all income from dividends and interest accrued on the assets of the Fund (i.e., the Fund's share of the Portfolio's net income from dividends and interest), less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

         The Fund also declares a long-term capital gain distribution to its shareholders on an annual basis, usually in December, if the Fund's share of the Portfolio's profits during the year from the sale of securities held for longer than the applicable long-term capital gains holding period exceeds the Fund's share of the Portfolio's losses during such year from the sale of securities together with the Fund's share of the Portfolio's net capital losses carried forward from prior years (to the extent not used to offset short-term capital gains). The Fund's share of the Portfolio's net short-term capital gains realized during each fiscal year will also be distributed at that time.

         The Fund will also make additional distributions to its shareholders to the extent necessary to avoid application of the 4% non-deductible excise tax created by the Tax Reform Act of 1986 on certain undistributed income and net capital gains of mutual funds.

         A shareholder of the Fund may receive dividends and capital gain distributions in cash or additional shares of the Fund.

         After the Fund has paid to its shareholders (i) substantially all of its net income from dividends and interests and (ii) any long-term capital gain distributions, a portion of the shareholder's total return will be donated to DEVCAP Non-Profit to support charitable organizations. See "Charitable Contribution Program" herein for more detailed information.

Expenses


         The Fund and the Portfolio each are responsible for all of their respective expenses, including the compensation of their respective Trustees who are not interested persons of the Fund or the Portfolio; governmental fees, interest charges; taxes; membership dues in the Investment Company Institute allocable to the Fund or the Portfolio; fees and expenses of independent auditors, of legal counsel and of any transfer agent, custodian, registrar or dividend disbursing agent of the Fund or the Portfolio; insurance premiums; and expenses of calculating the net asset value of the Portfolio and of shares of the Fund.


         The Fund will also pay all expenses of distributing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing prospectuses, reports, notices, proxy statements and reports to shareholders and to governmental offices and commissions; expenses of shareholder meetings; and expenses relating to the issuance, registration and qualification of shares of the Fund and the preparation, printing and mailing of prospectuses for such purposes.

         The Portfolio will also pay the expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Portfolio's custodian for all services to the Portfolio, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental offices and commissions; expenses of meetings of investors; and the advisory fees payable to the Adviser, the investment management fees payable to the Manager.

         [Under the Management Agreement, DSIL's fee will be reduced to the extent necessary to keep the aggregate annual operating expenses of the Portfolio (excluding brokerage fees and commission, interest, taxes and other extraordinary expenses) at no greater than [0.20%] of the average daily net assets of the Portfolio through [November 1, 1998].

         Pursuant to a sponsorship agreement between the Portfolio and DSIL, DSIL pays the ordinary operating expenses of the Portfolio, except the sponsorship fee, and excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses. KLD has entered into an expense payment agreement with Signature pursuant to which Signature provides this expense payment service to the Portfolio and pursuant to which Signature has agreed to pay all of the operating expenses of the Portfolio until December 31, 1999. Under this arrangement, Signature receives an expense payment fee from KLD, computed and paid monthly at an annual rate equal to 0.175% of the Portfolio's average daily net assets for its then-current fiscal year.]

         DEVCAP Non-Profit has agreed that it will reimburse the Fund through at least November 30, 1998, to the extent necessary to maintain the Fund's total operating expenses (which includes expenses of the Fund and the Portfolio) at the annual rate of 1.75% of the Fund's average daily net assets. This limit does not cover extraordinary increases in these expenses during the period and no longer applies in the event of a precipitous decline in assets due to unforeseen circumstances. DEVCAP Non-Profit will review its undertaking annually, however, there is no assurance that DEVCAP Non-Profit will continue this reimbursement beyond the specified period, except as required by the following sentence. DEVCAP Non-Profit has also agreed to reimburse the Fund as necessary if in any fiscal year the sum of the Fund's expenses exceeds the limits set by applicable regulations of state securities commissions.



Distribution Plan and Agreement


         The Trustees of the Trust have adopted a Distribution Plan (the "Distribution Plan") with respect to the Fund in accordance with Rule 12b-1 under the 1940 Act after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. As contemplated by the Distribution Plan, the Distributor acts as agent of the Fund in connection with the offering of shares of the Fund pursuant to a Distribution Agreement. The Distributor acts as the principal underwriter of shares of the Fund and bears the compensation of personnel necessary to provide such services and all costs of travel, office expenses (including rent and overhead) and equipment.


         Until November 4, 1997, Signature served as the Fund's distributor. [CBIS Financial Services, Inc.] replaced the distributor as the Distributor as of that date.


         Under the Distribution Plan, the Distributor may receive a fee from the Trust at an annual rate not to exceed 0.25% of the Fund's average daily net assets in anticipation of, or as reimbursement for, costs and expenses incurred in connection with the sale of shares of the Fund, such as payments to broker-dealers who advise shareholders regarding the purchase, sale or retention of shares of the Fund, payments to employees of the Distributor, advertising expenses and the expenses of printing and distributing prospectuses and reports used for sales purposes, expenses of preparing and printing sales literature and other distribution-related expenses. The Distributor will provide to the Trustees of the

Trust  a  quarterly   written  report  of  amounts  expended  by  it  under  the
Distribution Plan and the purposes for which such expenditures were made.


         [No  payments  under  the   Distribution   Plan  are  made  to  Service
Organizations, although Service Organizations may receive fees from the Trust for their services. See "Service Organizations" below.]



Description of Shares, Voting Rights and Liabilities

         The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.01 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The Fund is presently the only series of the Trust. However, the Trust reserves the right to create and issue additional series of shares, in which case the shares of each series would participate equally in the dividends and assets of the particular series. The Trust may establish additional classes of any series of shares. For example, the Fund may offer another class of shares that has lower annual distribution fees or shareholder servicing fees. Prior to offering another class of shares, the Fund would either issue a new Prospectus and Statement of Additional Information or amend this Prospectus and the Statement of Additional Information to reflect such issuance.

         Each share of the Fund represents an equal proportionate interest in the Fund with each other share. Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and nonassessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. The Trust is not required to and has no current intention of holding annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when, in the judgment of the Trustees of the Trust, it is necessary or desirable to submit matters for a shareholder vote. Shares of each series are entitled to vote separately to approve amendments to the Distribution Plan or changes in fundamental investment policies or restrictions, but shares of all series will vote together in the election or selection of Trustees and accountants for the Trust. If holders of 10% or more of the Trust's outstanding shares so request, a meeting of the Trust shareholders will be called for the purpose of voting on the removal of a Trustee or Trustees. The Trust will assist in shareholder communications as required by Section 16(c) of the 1940 Act.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

         The Portfolio is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (i.e., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trust's Trustees believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio. Whenever the Fund is requested to vote on a fundamental policy of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its vote as instructed by its shareholders.

         Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each Fund Business Day. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business on the following Fund Business Day.]


               SERVICE ORGANIZATIONS, TRANSFER AGENT AND CUSTODIAN

Service Organizations


         The Fund may also contract with various banks, trust companies (other than Mellon Equity), broker-dealers (other than the Distributor) or other financial organizations (collectively, "Service Organizations") to provide administrative services for the Fund, such as maintaining shareholder accounts and records. The Fund may pay fees to Service Organizations (which may vary depending upon the services provided) in amounts up to an annual rate of 0.25% of the daily net asset value of shares of the Fund owned by shareholders with whom the Service Organization has a servicing relationship.


         Some Service Organizations may impose additional or different conditions on their clients such as requiring their clients to invest more than the minimum initial investment specified by the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Fund. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.





         The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

Transfer Agent and Custodian

         The Trust has entered into a Transfer Agency and Service Agreement with Fundamental Shareholder Services, Inc. ("FSSI") and the Portfolio has entered into a Transfer Agency Agreement with Investors Bank & Trust Company ("IBT"), pursuant to which FSSI and IBT act as Transfer Agent for the Fund and the
Portfolio, respectively. Each Transfer Agent maintains an account for each shareholder of the Fund or the Portfolio, respectively, performs other transfer agency functions and acts as dividend disbursing agent for the Fund and the Portfolio, respectively. Pursuant to Custodian Agreements, IBT acts as the custodian of the Fund's assets, (i.e., cash and the Fund's interest in the Portfolio) and as the custodian of the Portfolio's assets (the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the Portfolio's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Portfolio's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value of shares of the Portfolio. Securities held by the Portfolio may be deposited into certain securities depositaries. The Custodian does not determine the investment policies of the Portfolio or decide which securities the Portfolio will buy or sell. The Portfolio may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions. For their services, FSSI and IBT will receive such compensation as may from time to time be agreed upon by each of them and the Fund or the Portfolio.

                                    ---------

         The Fund's Statement of Additional Information contains more detailed information about the Fund and the Portfolio, including information related to
(i) investment policies and restrictions of the Fund and the Portfolio, (ii) the Trustees, officers, investment adviser, investment manager, sponsor and administrator of the Fund and the Portfolio, (iii) portfolio transactions, (iv) the Fund's shares, including rights and liabilities of shareholders, (v) additional performance information, including the method used to calculate yield and total rate of return quotations of the Fund, (vi) determination of the net asset value of shares of the Fund, and (vii) the audited financial statements of the Fund and the Portfolio as of and for the year ended July 31, 1997.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

DEVCAP Shared Return Fund
 207 East Buffalo Street
 Suite 400
Milwaukee, Wisconsin 53202

(414) 271-5885
(800) 371-2655





Portfolio Investment Manager:
Domini Social Investments LLC
11 West 25th Street
New York, NY 10010

Portfolio Investment Submanager:
Mellon Equity Associates
500 Grant Street
Suite 3700
Pittsburgh, PA 15258-0001


Administrator :
Sunstone Financial Group, Inc.
207 East Buffalo Street

Suite 400
Milwaukee, Wisconsin 53202
(414) 271-5885

Distributor:

[CBIS Financial Services, Inc.]


Custodian:
Investors Bank & Trust Company
89 South Street
Boston, MA 02111

Independent Auditors:
KPMG Peat Marwick LLP
99 High Street
Boston, MA 02110

Legal Counsel:
Mayer, Brown & Platt
1675 Broadway
New York, NY 10019

Transfer Agent:
Fundamental Shareholder Services, Inc.
90 Washington Street
New York, NY 10006
(800) 371-2655

                       STATEMENT OF ADDITIONAL INFORMATION



                               December ___, 1997



                            DEVCAP SHARED RETURN FUND

                                TABLE OF CONTENTS

                                                                     Page


1.  The Trust..........................................................1

2.  Investment Objective, Policies and Restrictions....................1

3.  Performance Information............................................7

4.  Determination of Net Asset Value;  Valuation of
      Portfolio Securities.............................................8

5.  Management of the Trust and the Portfolio..........................9

7.  Taxation..........................................................17

8.  Portfolio Transactions and Brokerage Commissions..................18

9.  Description of Shares, Voting Rights and Liabilities..............20

10. Financial Statements..............................................21




DEVCAP TRUST

 207 East Buffalo Street
 Suite 400
 Milwaukee, Wisconsin  53202
(414) 271-5855

         This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus dated December ___, 1997, as amended from time to time, for DEVCAP Shared Return Fund. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting [CBIS Financial Services, Inc.], the Fund's distributor, at _______________.


         This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus and should be read only in conjunction with such prospectus.


                                  1. THE TRUST


         DEVCAP Trust (the "Trust") was organized as a business trust under the laws of the Commonwealth of Massachusetts, with DEVCAP Shared Return Fund (the "Fund") established as a separate series of the Trust, on June 29, 1995. The Fund is a no-load diversified open-end management investment company. The Trust offers to buy back (redeem) shares of the Fund from its shareholders at any time at net asset value. References in this Statement of Additional Information to the "Prospectus" are to the current Prospectus of the Fund, as amended or supplemented from time to time.


         Sunstone Financial Group, Inc. (" Sunstone"), the Fund's administrator (the "Administrator"), supervises the overall administration of the Fund. The Board of Trustees provides broad supervision over the affairs of the Fund.



         Shares of the Fund are continuously sold by [CBIS Financial Services, Inc., a subsidiary of Christian Brothers Investment Services, Inc., the Fund's distributor ("CBIS" or "Distributor")]. The minimum initial investment is $1,000, except that the minimum initial investment when selecting the Automatic Investment Plan is $500 and the minimum initial investment when selecting the Individual Retirement Account is $250. An investor should obtain from the Distributor, and should read in conjunction with the Prospectus, the materials describing the procedures under which Fund shares may be purchased and redeemed.

         The Trust seeks to achieve the investment objective of the Fund by investing all of the Fund's investable assets in the Domini Social Index Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. Domini Social Investments LLC ("DSIL") is the Portfolio's investment manager (the "Manager"). The sponsor of the Fund is Development Capital Fund ("DEVCAP Non-Profit" or the "Sponsor"). Mellon Equity Associates ("Mellon Equity") is the Portfolio's investment submanager (the "Submanager"). The Distributor of the Fund is [CBIS]. Kinder, Lydenberg, Domini & Co., Inc. ("KLD") determines the composition of the Domini 400 Social Index(sm) ("Domini Social Index" or "DSI"). The Manager manages the investments of the Portfolio from day to day in accordance with the Portfolio's investment objective and policies. " Domini(sm)" and "Domini 400 Social Index(sm)" are service marks of KLD.

               2. INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                              Investment Objective

         The investment objective of the Fund is to provide its shareholders with long-term total return (reflecting both dividend and price performance of the Fund) which corresponds to the performance of the Domini 400 Social IndexSM. There can, of course, be no assurance that the Fund will achieve its investment objective. The investment objective of the Fund may be changed without approval by the Fund's shareholders.

                               Investment Policies


         The Trust seeks to achieve the investment objective of the Fund by investing all of the Fund's investable assets in the Portfolio, which has the same investment objective as the Fund. The Trust may withdraw the Fund's investment in the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having the same investment objective as the Fund, or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio. The approval of the Fund's shareholders would not be required to change any of the Fund's investment policies.

         The following supplements the information concerning the Portfolio's investment policies contained in the Prospectus and should only be read in conjunction therewith.


         A company which is not included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") may be included in the Domini Social Index primarily in order to afford representation to an industrial sector which would otherwise be under-represented in this index. Because of the social criteria applied in the selection of stocks comprising the Domini Social Index, industry sector weighting in the Domini Social Index may vary materially from the industry weightings in other stock indices, including the S&P 500.


         The Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or foreign withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event unforeseen exchange controls or foreign withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments.

         Although neither the Fund nor the Portfolio has any current intention to do so, the Fund and the Portfolio may invest in securities which may be resold pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act").


         It is a fundamental policy of the Portfolio and the Fund that neither the Portfolio nor the Fund may invest more than 25% of the total assets of the Portfolio or the Fund, respectively, in any one industry, although the Fund will invest all of its assets in the Portfolio, and the Portfolio may and would invest more than 25% of its assets in an industry if stocks in that industry were to comprise more than 25% of the Domini Social Index. Based on the current composition of this index, this is considered highly unlikely. If the Portfolio were to concentrate its investments in a single industry, the Portfolio and the Fund would be more susceptible to any single economic, political or regulatory occurrence than would be another investment company which was not so concentrated.

                               Loans of Securities

         The Portfolio may lend its securities to brokers, dealers and financial institutions, provided that (1) the loan is secured continuously by collateral, consisting of U.S. Government securities or cash or letters of credit, which is marked to the market daily to ensure that each loan is fully collateralized at all times; (2) the Portfolio may at any time call the loan and obtain the return of the securities loaned within three business days; (3) the Portfolio will receive any interest or dividends paid on the securities loaned; and (4) the aggregate market value of securities loaned will not at any time exceed 30% of the total assets of the Portfolio.


         The Portfolio will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

         In connection with lending securities, the Portfolio may pay reasonable finders, administrative and custodial fees. No such fees will be paid to any person if it or any of its affiliates is affiliated with the Portfolio, the Manager or the Submanager.


         Although the Portfolio reserves the right to lend its securities, it has no current intention of doing so in the foreseeable future.


                    Risk Factors Involved in Option Contracts

         Although it has no current intention to do so, the Portfolio may in the future enter into certain transactions in stock options for the purpose of hedging against possible increases in the value of securities which are expected to be purchased by the Portfolio or possible declines in the value of securities which are expected to be sold by the Portfolio. Generally, the Portfolio would only enter into such transactions on a short-term basis pending readjustment of its holdings of underlying stocks.


         The purchase of an option on an equity security provides the holder with the right, but not the obligation, to purchase the underlying security, in the case of a call option, or to sell the underlying security, in the case of a put option, for a fixed price at any time up to a stated expiration date. The holder is required to pay a non-refundable premium, which represents the purchase price of the option. The holder of an option can lose the entire amount of the premium, plus related transaction costs, but not more. Upon exercise of the option, the holder is required to pay the purchase price of the underlying security in the case of a call option, or deliver the security in return for the purchase price in the case of a put option.

         Prior to exercise or expiration, an option position may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the exchange on which the position was originally established. While the Portfolio would establish an option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular option contract at any specific time. In that event, it may not be possible to close out a position held by the Portfolio, and the Portfolio could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. The inability to close out option positions also could have an adverse impact on the Portfolio's ability effectively to hedge its portfolio.


         Each exchange on which option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Manager does not believe that these trading and position limits would have an adverse impact on the possible use of hedging strategies by the Portfolio.


         The approval of the Fund and of the other investors in the Portfolio is not required to change the investment objective or any of the non-fundamental investment policies discussed above, including those concerning security transactions.


                             Investment Restrictions


         The Trust (on behalf of the Fund) and the Portfolio have each adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding shares" of the Fund or the Portfolio, respectively, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund or the Portfolio, respectively, present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively, are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively. The term "voting securities" as used in this paragraph has the same meaning as in the Investment Company Act of 1940, as amended (the "1940 Act").

         Except as described below, whenever the Trust is requested to vote on a change in the investment restrictions of the Portfolio, the Trust will hold a meeting of the shareholders of the Fund and will cast its vote proportionately as instructed by the Fund's shareholders. However, subject to applicable statutory and regulatory requirements, the Trust would not request a vote of shareholders of the Fund with respect to (a) any proposal relating to the Portfolio, which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund, or (b) any proposal with respect to the Portfolio that is identical in all material respects to a proposal that has previously been approved by shareholders of the Fund. Any proposal submitted to holders in the Portfolio, and that is not required to be voted on by shareholders of the Fund, would, nevertheless, be voted on by the Trustees of the Trust.

         Neither the Fund nor the Portfolio may:


         (1) borrow money, except that as a temporary measure for extraordinary or emergency purposes either the Fund or the Portfolio may borrow an amount not to exceed 1/3 of the current value of the net assets of the Fund or the Portfolio, respectively, including the amount borrowed (moreover, neither the Fund nor the Portfolio may purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund or the Portfolio, respectively, taken in each case at market value) (it is intended that the Portfolio would borrow money only from banks and only to accommodate requests for the withdrawal of all or a portion of a beneficial interest in the Portfolio while effecting an orderly liquidation of securities); for additional related restrictions, see clause (i) under the caption "Non-Fundamental State and Federal Restrictions" below;


         (2) purchase any security or evidence of interest therein on margin, except that either the Fund or the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and except that either the Fund or the Portfolio may make deposits of initial deposit and variation margin in connection with the purchase, ownership, holding or sale of options;

         (3) write any put or call option or any combination thereof, provided that this shall not prevent (i) the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities, or (ii) the purchase, ownership, holding or sale of options on securities;

         (4) underwrite securities issued by other persons, except that the Fund may invest all or any portion of its assets in the Portfolio and except insofar as either the Fund or the Portfolio may technically be deemed an underwriter under the 1933 Act in selling a security;

         (5) make loans to other persons except (a) through the lending of securities held by either the Fund or the Portfolio and provided that any such loans not exceed 30% of its total assets (taken in each case at market value), or (b) through the use of repurchase agreements or the purchase of short-term obligations and provided that not more than 10% of its net assets will be invested in repurchase agreements maturing in more than seven days; for additional related restrictions, see paragraph (6) immediately following;

         (6) invest in securities which are subject to legal or contractual restrictions on resale (other than repurchase agreements maturing in not more than seven days and other than securities which may be resold pursuant to Rule 144A under the 1933 Act if the Board of Trustees determines that a liquid market exists for such securities) if, as a result thereof, more than 10% of its net assets (taken at market value) would be so invested (including repurchase agreements maturing in more than seven days), except that the Fund may invest all or any portion of its assets in the Portfolio;

         (7) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Fund and Portfolio reserve the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund or the Portfolio);

         (8) make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund or the Portfolio, as applicable, owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 5% of the Fund's or the Portfolio's, as applicable, net assets (taken in each case at market value) is held as collateral for such sales at any one time (it is the present intention of the Portfolio and the Fund to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes);

         (9) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating paragraph (1) above;

         (10) as to 75% of its assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 5% of the Portfolio's or the Fund's, as applicable, assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by the United States or any agency or instrumentality of the United States), except that for purposes of this restriction the issuer of an option shall not be deemed to be the issuer of the security or securities underlying such contract and except that the Fund may invest all or any portion of its assets in the Portfolio; or

         (11) invest more than 25% of its assets in any one industry unless the stocks in a single industry were to comprise more than 25% of the Domini Social Index, in which case the Portfolio or the Fund, as applicable, will invest more than 25% of its assets in that industry, and except that the Fund may invest all of its assets in the Portfolio.


                 Non-Fundamental State and Federal Restrictions


         In order to comply with certain state and federal statutes and regulatory policies, neither the Fund nor the Portfolio will as a matter of operating policy:

             (i) borrow money for any purpose in excess of 10% of the total assets of the Fund or the Portfolio, respectively (taken in each case at cost) (moreover, neither the Fund nor the Portfolio will purchase any securities at any time at which borrowings exceed 5% of its total assets (taken at market value)),

            (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund or the Portfolio, respectively (taken in each case at market value), provided that collateral arrangements with respect to options, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction,

           (iii) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold, and provided that if such right is conditional the sale is made upon the same conditions,

            (iv) invest for the purpose of exercising control or management, except that all of the assets of the Fund may be invested in the Portfolio,

             (v) purchase securities issued by any registered investment company, except that the Fund may invest all its assets in the Portfolio and except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that (except for the

                  Fund's investment in the Portfolio) the Fund and the Portfolio will not purchase the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of the Fund or the Portfolio, respectively (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of the Fund or the Portfolio to be held by the Fund or the Portfolio, respectively; and provided, further, that (except for the Fund's investment in the Portfolio) the Fund and the Portfolio shall not purchase securities issued by any open-end investment company,


            (vi) invest more than 15% of the net assets of the Fund or the Portfolio, respectively (taken at the greater of cost or market value), (a) in securities that are restricted as to resale by the 1933 Act (including Rule 144A securities), and
                  (b) in securities that are issued by issuers which (including the period of operation of any predecessor company or unconditional guarantor of such issuer) have been in operation less than three years, provided, however, that no more than 5% of the net assets of the Fund or the Portfolio, respectively, are invested in securities issued by issuers which (including predecessors) have been in operation less than three years,

           (vii) invest more than 10% of the net assets of the Fund or the Portfolio, respectively (taken at the greater of cost or market value) in securities (excluding Rule 144A securities) that are restricted as to resale by the 1933 Act,

          (viii) invest more than 5% of the net assets of the Fund or the Portfolio respectively (taken at the greater of cost or market value) in securities that are issued by issuers which (including the period of operation of any predecessor company or unconditional guarantor of such issuer) have been in operation less than three years (including predecessors),

            (ix) purchase securities of any issuer if such purchase at the time thereof would cause it to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that option contracts shall not be subject to this restriction, and except that the Fund may invest all or any portion of its assets in the Portfolio,


             (x) purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund or the Portfolio, as the case may be, or a director of the Manager or the Submanager of all the securities, if after the purchase of the securities of such issuer by the Fund or the Portfolio, as the case may be, one or more of such persons owns beneficially more than 1/2of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value, except that the Fund may invest all or any portion of its assets in the Portfolio,


            (xi) invest more than 5% of the Fund's or the Portfolio's net assets in warrants (valued at the lower of cost or market), but not more than 2% of the Fund's or the Portfolio's net assets may be invested in warrants not listed on the New York Stock Exchange Inc. ("NYSE") or the American Stock Exchange, or

           (xii) make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund or the Portfolio owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to the securities sold short, and unless not more than 10% of the Fund's or the Portfolio's, respectively, net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (neither the Fund nor the Portfolio has any current intention to engage in short selling).

         Restrictions (i) through (xii) are not fundamental and may be changed with respect to the Fund by the Trust without approval by the Fund's shareholders or with respect to the Portfolio by the Portfolio without the approval of the Fund or its other investors. The Fund will comply with the state securities laws and regulations of all states in which it is registered. The Portfolio will comply with the applicable investment limitations found in the state securities laws and regulations of all states in which the Fund is registered.


                             Percentage Restrictions

         If a percentage restriction or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or the Portfolio or a later change in the rating of a security held by the Fund or the Portfolio will not be considered a violation of policy; provided that if at any time the ratio of borrowings of the Fund to the net asset value of the Fund exceeds the ratio permitted by Section 18(f) of the 1940 Act, the Fund will take the corrective action required by Section 18(f).

                           3. PERFORMANCE INFORMATION


         The Trust will calculate the Fund's total rate of return for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share (i.e., net asset value) on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

         Any current "yield" quotation of the Fund shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a thirty calendar day period and shall be calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.


         Total rate of return and yield information with respect to the Domini Social Index 400SM will be computed in the same fashion as set forth above with respect to the Fund, except that for purposes of this computation an investment will be assumed to have been made in a portfolio consisting of all of the stocks comprising the Domini Social Index 400SM weighted in accordance with the weightings of the stocks comprising this index. Performance information with respect to the Domini Social Index 400SM will not take into account brokerage commission and other transaction costs which will be incurred by the Portfolio.

         Historical performance information for any period or portion thereof prior to the establishment of the Fund will be that of the Portfolio, adjusted to assume that all charges, expenses and fees of the Fund which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations. The table that follows sets forth historical average annual total return information for the periods indicated:

                                                              7/31/97
                                                             --------
1 Year                                                        51.57%
5 Years                                                       18.63%
Commencement of Investment                                    16.83%

   operations of Portfolio* to date

 * Domini Social Index Portfolio commenced investing in the DSI on June 3, 1991.


     4. DETERMINATION OF NET ASSET VALUE; VALUATION OF PORTFOLIO SECURITIES

         The net asset value of each share of the Fund is determined each day on which the NYSE is open for trading ("Fund Business Day"). (As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). This determination of net asset value of shares of the Fund is made once during each such day as of the close of the NYSE by dividing the value of the Fund's net assets (i.e., the value of its investment in the Portfolio and any other assets less its liabilities, including expenses payable or accrued) by the number of shares outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order deemed to be in good order. See "Purchases and Redemptions of Shares" in the Prospectus.


         The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same day as the Fund determines its net asset value per share. The net asset value of the Fund's investment in the Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities. Equity securities held by the Portfolio are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. If the Portfolio purchases option contracts, such option contracts which are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Short-term obligations with remaining maturities of less than sixty days are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Portfolio. Portfolio securities (other than short-term obligations with remaining maturities of less than sixty days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

         A determination of value used in calculating net asset value must be a fair value determination made in good faith utilizing procedures approved by the Portfolio's Board of Trustees. While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which the Portfolio could expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

         Interest income on short-term obligations held by the Portfolio is determined on the basis of interest accrued less amortization of premium.


                  5. MANAGEMENT OF THE TRUST AND THE PORTFOLIO

         The Trustees and officers of the Trust and the Portfolio and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees and officers who are "interested persons" (as defined in the 1940 Act) of the Trust or the Portfolio, as applicable. Unless otherwise indicated below, the address of the Trust is DEVCAP Shared Return Fund, 207 East Buffalo Street, Milwaukee, Wisconsin 53202.

                              Trustees of the Trust

         STEPHEN D. CASHIN -- Trustee of the Trust; Currently Managing Director of Modern Africa Fund Managers LLC, Vice President (Corporate Finance), Equator Bank (from 1993 to March, 1997); Vice President (East Africa Representative), Equator Bank (prior to 1993).



         GILBERT H. CRAWFORD -- Trustee of the Trust; Alternate Director, PROFUND (since September, 1995); President of Development Capital Fund (November, 1992 to June 1997); Executive Director, Seed Capital Development Fund, Ltd. (since September, 1991); Assistant Project Director, Africa Venture Capital Project-Harvey & Company.


         CAROLINE L. WILLIAMS -- Trustee of the Trust; Director, Argyle Television, Inc. (since 1995); Director, Briar Funds Trust, The Stalwart Funds (since 1995); Member of Advisory Board, Burton Design Consultants, Inc. (since
1995); Member of Advisory Board, New School for Social Research (since 1995); Director, The Franklin Group, Inc. (since 1994); Founding Director and Chairman, E&Co. (since 1994); Director and Treasurer, Fund for Private Assistance in
International Development (since 1994); Director, TechnoServe, Inc. (1991 to 1992, since 1994); Director, HealthInfusion, Inc. (1992 to 1994); Member of Advisory Board, Glencoe Growth Closely-Held Business Fund, L.P. (since 1994); Member of Advisory Board, Experiment in International Living (1992 to 1994); Director, Morse Shoe, Inc. (1992 to 1993); Managing Director, Donaldson, Lufkin & Jenrette Securities Corporation (prior to 1992); Deputy Administrator, Donaldson, Lufkin & Jenrette Foundation (1991).


                            Trustees of the Portfolio

         EMILY W. CARD -- 1223 Wilshire Boulevard, No. 334 Santa Monica, California 90403; Attorney; President, the Card Group, Inc.; Trustee, Domini Institutional Trust. Her date of birth is May 8, 1942.

         AMY L. DOMINI -- 230 Congress Street, Boston, Massachusetts 02110; Chair , President and Trustee of the Portfolio; Officer of Kinder, Lydenberg, Domini & Co., Inc.; Trustee, Loring, Wolcott & Coolidge. Her date of birth is
_______________.

         ALLEN M. MAYES -- P.O. Box 21222, Beaumont, Texas 77707; Trustee of the Portfolio; Trustee, Domini Institutional Trust; Senior Associate General
Secretary of the General Board of Pensions of the United Methodist Church; Director of Ministerial Services, Texas Annual Conference, The United Methodist

Church; Former Member of the Board of Directors of Investor Responsibility Research Center; Member of Board of Trustees of Wiley College. His date of birth is September 20, 1920.

         [KAREN PAUL -- 4050 Park Avenue, Miami, Florida 33133; Associate Dean and Professor of Business Environment, Florida International University; Trustee Domini Institutional Trust. Her date of birth is September 23, 1944.]

         TIMOTHY SMITH -- 475 Riverside Drive, New York, New York 10115; Interfaith Center for Corporate Responsibility; Trustee of the Portfolio; Executive Director of the Interfaith Center on Corporate Responsibility. Trustee, Domini Institutional Trust. His date of birth is September 15, 1943.

         FREDERICK C. WILLIAMSON -- 5 Roger Williams Green, Providence, Rhode Island 02904; Treasurer and Trustee; RIGHA (charitable foundation supporting healthcare needs); Chairman, Rhode Island Historical Preservation and Heritage Commission (since 1995); Rhode Island State Historic Preservation Officer; Trustee, National Park Trust ; Trustee, National Parks and Conservation Commission; Trustee, Domini Institutional Trust. His date of birth is September 20, 1914.

                              Officers of the Fund

         JOSEPH ST. CLAIR -- President of the Trust (September 1997), President of Development Capital Fund (since June 1997), Director of Development Capital Fund (since December 1994), Director of Internal Audit, Catholic Relief Services (since May 1993), Departmental Vice- President, Alex. Brown Incorporated (prior to 1993).

         JOHN R. ELDER -- Treasurer of the Trust and the Portfolio, Vice President, Signature Financial Group, Inc., (since April, 1995); Treasurer, Phoenix Family of Mutual Funds (prior to April, 1995).



         MOLLY S. MUGLER -- Assistant Secretary of the Trust and the Portfolio, Legal Counsel and Assistant Secretary, Signature Financial Group, Inc; Assistant Secretary, Signature Financial Group, Inc.

                            Officers of the Portfolio


         PETER D. KINDER -- Vice President of the Portfolio; President of Kinder, Lydenberg, Domini & Co., Inc. [ ] Domini Social Investments LLC (since
1997).


         CAROLE M. LAIBLE -- Secretary  and  Treasurer of the  Portfolio  (since
1997); Compliance Officer of Domini Social Investments LLC (since 1997); [ ] Fundamental Shareholder Services, Inc.

         STEVEN D. LYDENBERG -- Vice President of the Portfolio; Director of Research of Kinder, Lydenberg, Domini & Co., Inc.; [ ] Domini Social Investments LLC (since 1997).

         SIGWARD M. MOSER -- Vice President of the Portfolio (since 1997); President of Communications House International, Inc.; Director of Financial Communications Society; [ ] Domini Social Investments LLC (since 1997).

         DAVID P. WIEDER -- Vice President of the Portfolio (since 1997); [ ] Domini Social Investments LLC (since 1997); President of Fundamental Shareholder Services, Inc.


         The Trustees who are not "interested persons" (the "Disinterested Trustees") of the Trust as defined by the 1940 Act are separate from the Disinterested Trustees of the Portfolio. Any conflict of interest between the

Trust and the Portfolio will be resolved by the Trustees of the Trust and the Portfolio in accordance with their fiduciary obligations and in accordance with the 1940 Act.


         As of September 30, 1997, the following persons owned of record and beneficially the percentage of outstanding shares of beneficial interest of the Fund indicated next to their names: Catholic Relief Services 52.75%, Development Capital Fund - 5.36% , Sisters of Mercy of the Americas - 7.49%. As of the same date, the officers and Trustees of the Trust and the Portfolio as a group owned less than 1% of the Fund's outstanding shares.

         The Trustees of the Trust receive no compensation for serving as trustees of the Trust. The Trustees of the Portfolio are paid annual fees as follows for serving as trustees of the Portfolio. The Trustees of the Trust and the Portfolio are reimbursed for expenses incurred in connection with service as a trustee. The following tables provide information related to compensation and benefits paid to the Trustees of the Fund and the Portfolio for the fiscal year ended July 31, 1997.

                                  Fund Trustees




                                             Estimated
                                             Aggregate
                                         Compensation from     Estimated Total      Compensation
                                         the Trust and the    from the Trust for     Pension or
                                         Portfolio For the     the Fiscal Year   Retirement Benefits       Estimated
                                         Fiscal Year Ended      Ended July 31,   Accrued as Part of      Annual Benefits
                                           July 31, 1997            1997            Fund Expenses        upon Retirement
                                         -----------------    ------------------ -------------------     ---------------


Stephen D. Cashin, Trustee                     None               None                None                   None
Gilbert H. Crawford, Trustee                   None               None                None                   None
Alice Tepper Marlin, Trustee*/                 None               None                None                   None
                            -
Caroline L. Williams, Trustee                  None               None                None                   None



--------
*/       Ms. Tepper Marlin resigned as Trustee as of December 16, 1996.

                               Portfolio Trustees





                                                                                                    Total Compensation
                                    Aggregate                                     Pension or         from the Trust and
                                from the Portfolio         Compensation           Retirement        the Portfolio Paid to
                                  for the Fiscal         Benefits Accrued      Estimated Annual       Trustees for the
                                    Year Ended             as Part of            Benefits upon       Fiscal-Year Ended
                                  July 31, 1997           Fund Expenses            Retirement          July 31, 1997
                                ------------------       -----------------     ----------------     ---------------------


Amy L. Domini,                         None                    None                  None                   None
  Chair and Trustee
Philip W. Coolidge,                    None                    None                  None                   None
  President and Trustee

Emily Card,
  Trustee

Karen Paul,
  Trustee
William C. Osborn,
  Trustee
Allen M. Mayes,                       $1,200                   None                  None                  $1,200
  Trustee
Timothy Smith,                        $1,200                   None                  None                  $1,200
  Trustee
Frederick C.                          $1,200                   None                  None                  $1,200
Williamson,
  Trustee



                             MANAGER AND SUBMANAGER

         DSIL provides advice to the Portfolio pursuant to a Management Agreement (the " Management Agreement"). The services provided by the Manager consist of furnishing continuously an investment program for the Portfolio. DSIL will have authority to determine from time to time what securities are purchased, sold or exchanged, and what portion of assets of the Portfolio are held uninvested. DSIL will also perform such administrative and management tasks as may from time to time be reasonably requested, including: (i) maintaining office facilities and furnishing clerical services necessary for maintaining the organization of the Portfolio and for performing administrative and management functions; (ii) supervising the overall administration of the Portfolio, including negotiation of contracts and fees with and monitoring of performance and billings of the Portfolio's transfer agent, shareholder servicing agents, custodian and other independent contractors or agents; (iii) overseeing (with the advice of Portfolio's counsel) the preparation of and, if applicable, filing all documents required for compliance by the Portfolio with applicable laws and regulations, including registration statements, prospectuses and statements of additional information, semi-annual and annual reports to shareholders, proxy statements and tax returns; (iv) preparing agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; and (v) arranging for maintenance of the books and records of the Portfolio. The Manager furnishes at its own expense all facilities and personnel necessary in connection with providing these services. The Management Agreement will continue in effect if such continuance is specifically approved at least annually by the Portfolio's Board of Trustees or by a majority vote of the outstanding voting securities of the Portfolio at a meeting called for the purpose of voting on the Management Agreement (with the vote of each investor in the Portfolio being in proportion to the amount of their investment), and, in either case, by a majority of the Portfolio's Trustees who are not parties to the Management Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Management Agreement.

         The Management Agreement provides that the Manager may render services to others and may permit other investment companies in addition to the Portfolio to use the name " Domini(sm)" or "Domini 400 Social Index(sm)" in their names. DSIL may employ, at its own expense or may request that the Portfolio employ (subject to the requirements of the 1940 Act) one or more subadvisors or submanagers, subject to DSIL's supervision. Pursuant to an agreement with the Portfolio, if DSIL ceases to be the Manager of the Portfolio, the Portfolio will be required to discontinue the use of such service marks. The Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio when authorized either by majority vote of the Fund and of the other investors in the Portfolio (with the vote of each in the Portfolio being in proportion to the amount of its investment) or by a vote of a majority of its Board of Trustees, or by the Manager, and will automatically terminate in the event of its assignment. The Management Agreement provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the Portfolio, except for wilful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

         The Fund's Prospectus contains a description of fees payable to the Manager for services under the Management Agreement.

         DSIL is a newly formed Massachusetts limited liability company with offices at 11 West 25th Street, 7th Floor, New York, New York 10010, and is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). The names of the principal owners of DSIL, their relationship to the [Portfolio] and their percentage ownership of DSIL follows:
Amy L. Domini, Chairman of the Board and President of the Portfolio, is the Manager and principal executive officer of DSIL and a 21.55% owner of DSIL. Ms. Domini is also Chief Executive Officer, Secretary, Treasurer and 51% owner of KLD which licenses the Domini Social Index to DSIL. Peter D. Kinder, Vice
President of the [Portfolio], is a 21.25% owner of DSIL. Mr. Kinder is also President and 19% owner of KLD. Sigward M. Moser, Vice President of the [Portfolio], is a 21.25% owner of DSIL. David P. Wieder, Vice President of the Portfolio is a 21.25% owner of DSIL. Mr. Wieder is also President and an owner of Fundamental Shareholder Services, Inc. ("FSSI"), a registered transfer agent which has served as the Fund's transfer agent since 1995.

         For the fiscal years ended July 31, 1994 and 1995, the KLD voluntarily waived all of its advisory fees. For the fiscal years ended July 31, 1996, the KLD received Management fees of $__________.

         Mellon Equity manages the assets of the Portfolio pursuant to the Investment Submanagement Agreement (the " Submanagement Agreement"). The Submanager furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio. The Submanagement Agreement will continue in effect if such continuance is specifically approved at least annually by the Portfolio's Board of Trustees or by a majority of the outstanding voting securities in the Portfolio at a meeting called for the purpose of voting on the Submanagement Agreement (with the vote of each investor in the Portfolio being in proportion to the amount of its investment), and, in either case, by a majority of the Portfolio's Trustees who are not parties to the Submanagement Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Submanagement Agreement.

         The Submanagement Agreement provides that the Submanager may render services to others. The Submanagement Agreement is terminable without penalty upon not more than 60 days' nor less than 30 days' written notice by the
Portfolio when authorized either by majority of the outstanding voting securities in the Portfolio (with the vote of each investor in the Portfolio being in proportion to the amount of its investment) or by a vote of the majority of its Board of Trustees, or by the Manager, with the consent of the Trustees and may be terminated by the Submanager on not less than 90 days' written notice to the Manager and the Trustees, and will automatically terminate in the event of its assignment.

         Mellon Equity is a Pennsylvania business trust founded in 1987, which is beneficially owned by Mellon Bank, N.A. (99% beneficial interest) and MMIP (1% beneficial interest), a wholly owned subsidiary of Mellon Bank Corporation ("Mellon Bank"). Mellon Equity is a professional investment counseling firm that provides investment management services to the equity and balanced pension, public fund, and profit-sharing investment management markets, and is a registered investment adviser under the Advisers Act. Mellon Bank's predecessor organization managed domestic equity, tax-exempt and institutional pension accounts since 1947. The address of Mellon Equity and each of the principal executive officers and directors of Mellon Equity is 500 Grant Street, Suite 3700, Pittsburgh, Pennsylvania 15258.

         The Submanagement Agreement provides that neither the Submanager shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the Portfolio, except for wilful misfeasance, bad faith or gross negligence or reckless disregard for its or their obligations and duties under the Management Agreement.

         The Fund's Prospectus contains a description of fees payable to the Submanager for services under the Submanagement Agreement.

         Prior to [November 1, 1997], pursuant to an investment advisory agreement (the "KLD Advisory Agreement"), KLD served as investment adviser to the Portfolio and furnished continuously an investment program by determining the stocks to be included in the Index. Additionally, prior to [November 1, 1997], pursuant to a management agreement (the "Mellon Equity Management Agreement"), Mellon Equity served as investment manager and managed the assets of the Portfolio on a daily basis. Prior to November 21, 1994, pursuant to an investment management agreement (the "State Street Management Agreement"), State Street Bank and Trust Company served as investment manager to the Portfolio. Prior to [November 1, 1997], pursuant to a sponsorship agreement (the "KLD Sponsorship Agreement"), KLD furnished administrative services for the Portfolio. Prior to November 6, 1996, pursuant to an administrative services agreement (the "Signature Administration Agreement"), Signature served as the administrator of the Portfolio. Prior to [November 1, 1997], the aggregate investment management and administration fees under the prior agreements with respect to the Portfolio were equal to 0.15% of the Portfolio's average daily net assets for its then current fiscal year.

         For the fiscal year ended July 31, 1997, the Portfolio incurred $46,528 in advisory fees pursuant to the KLD Advisory Agreement, $46,528 in administration fees pursuant to the KLD Sponsorship Agreement and $182,885 in management fees pursuant to the Mellon Equity Management Agreement. For the fiscal year ended July 31, 1996, the Portfolio incurred $38,150 in advisory fees pursuant to the KLD Advisory Agreement, $38,150 in aggregate administration fees pursuant to the Signature Administration Agreement and the KLD Sponsorship Agreement, and $128,901 in management fees pursuant to the Mellon Equity Management Agreement. For the fiscal year ended July 31, 1995, KLD waived all of its fees payable pursuant to the KLD Advisory Agreement, Signature waived all of its fees payable pursuant to the Signature Administration Agreement and the Portfolio incurred $10,180 in management fees pursuant to the State Street Management Agreement and $29,409 in management fees pursuant to the Mellon Equity Management Agreement.

                                  Administrator

         Pursuant to an Administrative Services Agreement, Sunstone provides the Trust with general office facilities and supervises the overall administration of the Trust , including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust ; the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust. The Administrator provides persons satisfactory to the Board of Trustees of the Trust to serve as officers of the Trust. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers or employees of the Administrator or its affiliates.

         The Administrative Services Agreement with the Trust provides that Sunstone may render administrative services to others. The Administrative Services Agreement with the Trust also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for wilful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Trust's Administrative Services Agreement. [For the period October 19, 1995 (commencement of operations) to July 31, 1996, Signature waived Fund expenses aggregating $375.]

         [The Administrative Services Agreement with respect to the Portfolio provides that DSIL may render administrative services to others. The
Administrative Services Agreement with respect to the Portfolio may be terminated without penalty by either the Portfolio or DSIL on not less than 60 days' written notice. The Administrative Services Agreement with DSIL also provides that neither DSIL, as the Portfolio's Administrator, nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Portfolio, except for wilful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administrative Services Agreement.]

         The Fund's Prospectus contains a description of the fees payable to the Administrator by the Trust (on behalf of the Fund), or payable to the Portfolio Administrator by DSIL, as the case may be, under the Administrative Services Agreements. For the fiscal years ended July 31, 1994 and 1995, the Portfolio's Administrator voluntarily waived all of its administrative services fees from the Portfolio. For the fiscal year ended July 31, 1996, the Portfolio's Administrator received $38,150 in administrative fees.


                            Sponsor of the Portfolio

         Pursuant to a sponsorship agreement between the Portfolio and DSIL, DSIL pays the ordinary operating expenses of the Portfolio and excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses. DSIL has entered into an expense payment arrangement with Signature pursuant to which Signature provides these expense payment services to the Portfolio. All of the advisory and management fees shown above and 0.025% of the administrative services fees shown above are paid through the expense payment arrangement. See "Other Information Concerning Shares of the Fund Expenses" herein.

         The Trust's Trustees believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if it retained the services of an investment adviser and an investment manager and invested directly in the types of securities being held by the Portfolio. See "Other Information Concerning Shares of the Fund Expenses" herein for further discussion of Fund and Portfolio expenses.

                                Distribution Plan

         The Trust has adopted a Distribution Plan which provides that the Trust may pay the Distributor a fee not to exceed 0.25% per annum of the Fund's average daily net assets in anticipation of, or as reimbursement for, expenses incurred in connection with the sale of shares of the Fund, such as payments to broker-dealers who advise shareholders regarding the purchase, sale or retention of shares of the Fund, payments to employees of the Distributor, advertising expenses and the expenses of printing and distributing prospectuses and reports used for sales purposes, expenses of preparing and printing sales literature and other distribution-related expenses.


         The Distribution Plan will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons of the Trust" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees"). The Distributor will provide to the Trustees of the Trust a quarterly written report of amounts expended by it under the Distribution Plan and the purposes for which such expenditures were made. The Distribution Plan further provides that the selection and nomination of the Trust's Qualified Trustees shall be committed to the discretion of the disinterested Trustees of the Trust. The Distribution Plan may be terminated at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of the shareholders of the Fund. The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six (6) years from the date of the Distribution Plan, and for the first two (2) years the Distributor will preserve such copies in an easily accessible place.


                                   Distributor

         The Trust has entered into a Distribution Agreement with [CBIS]. Under the Distribution Agreement, the Distributor acts as the agent of the Trust in connection with the offering of shares of the Fund. For the period October 19, 1995 (commencement of operations) to July 31, 1996 and the year ended July 31, 1997, the Fund did not accrue or pay any distribution fees to Signature.

               Transfer Agent, Custodian and Service Organizations

         The Trust has entered into a Transfer Agency Agreement with Fundamental Shareholder Services, Inc. ("FSSI") pursuant to which FSSI acts as transfer agent for the Fund. Mr. David P. Wieder, Vice President and a principal of DSIL, the Manager and Sponsor of the Portfolio, is a [ ]% owner of, and President of FSSI. The Trust has entered into a Custodian Agreement with Investors Bank & Trust Company ("IBT") pursuant to which IBT acts as custodian for the Fund. The Portfolio has also entered into a Transfer Agency Agreement with FSSI pursuant to which FSSI acts as transfer agent for the Portfolio. The Portfolio has entered into a Custodian Agreement with IBT pursuant to which IBT acts as custodian for the Portfolio. For additional information, see "Transfer Agent and Custodian" in the Prospectus.

         The Fund may from time to time enter into agreements with various banks, trust companies (other than Mellon Equity), broker-dealers (other than
CBIS) or other financial organizations to provide administrative services for the Fund, such as maintaining shareholder accounts and records. [For the period from October 19, 1995 (commencement of operations) to July 31, 1997, the Fund did not accrue any service organization fees.] For additional information, see "Purchases and Redemptions of Shares -- Service Organizations" in the Prospectus.

                                    Expenses

         [Pursuant to the Sponsorship Agreement to be entered into between the Portfolio and DSIL, DSIL pays the ordinary operating expenses of the Portfolio and excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses, pursuant to this arrangement, DSIL has agreed to limit the total operating expenses to no greater than 0.20% of the average daily net assets of the Portfolio through November 1998. KLD currently has an expense payment arrangement with the Portfolio (effective November 6, 1996), KLD has agreed to pay all of the ordinary operating expenses of the Portfolio, except the sponsorship fees and excluding brokerage fees and commissions, interest, taxes and extraordinary expenses. The arrangement will terminate on December 31, 1999 unless sooner terminated by mutual agreement of the parties. KLD has entered into expense payment arrangements with Signature pursuant to which Signature provides these expense payment services to the Portfolio. Under these arrangements, Signature receives expense payment fees from KLD computed and paid monthly at an annual rate equal to 0.175% of the Portfolio's average daily net assets for its then-current fiscal year.]

                             6. INDEPENDENT AUDITORS

         KPMG Peat Marwick LLP are the independent auditors for the Trust and the Portfolio, providing audit services, tax return preparation, and assists with the review of filings with the Securities and Exchange Commission.

                                   7. TAXATION


         Each year the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Provided the Fund qualifies as a "regulated investment company" under the Code, and distributes all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, the Fund will not be required to pay any federal income or excise taxes and will not be required to pay Massachusetts income or excise taxes. If the Fund should fail to qualify as a "regulated investment company" in any year, the Fund would incur a regular corporate federal income tax upon its taxable income and would be required to pay Massachusetts income and excise taxes. Additionally, Fund distributions would generally be taxable as ordinary dividend income to the shareholders.

         It is assumed that, (1) the Portfolio will be treated for federal income tax purposes as a partnership and (2) for purposes of determining whether the Fund satisfies the income and diversification requirements to maintain its status as a regulated investment company, the Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and will be deemed to be entitled to the Portfolio's income or loss attributable to that share. The Portfolio has advised the Fund that it intends to conduct its operations so as to enable its investors, including the Fund, to satisfy those requirements.

         Shareholders of the Fund normally will have to pay federal income taxes, and any state or local taxes, on distributions of net investment income and net realized capital gains from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. A portion of the Fund's distributions from net investment income is normally eligible for the corporate dividends received deduction if the recipient otherwise qualifies for that deduction with respect to its holding of Fund shares. Availability of the deduction for a particular corporate shareholder is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains for federal income tax purposes without regard to the length of time the shareholders have held their shares.

         Amounts not distributed on a timely basis in accordance with the calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must, and intends to, distribute during each calendar year substantially all of its ordinary income for that year and substantially all of its capital gain in excess of its capital losses for that year, plus any undistributed ordinary income and capital gains from previous years. Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the divided is declared. The Fund will notify shareholders regarding the federal tax status of its distributions after the end of each calendar year.

         Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution.
Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

         In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

         The Trust anticipates that the Portfolio will be treated as a partnership for federal income tax purposes. As such, the Portfolio is not subject to federal income taxation. Instead, the Fund must take into account, in computing its federal income tax liability, its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Withdrawals by the Fund from the Portfolio generally will not result in the Fund recognizing any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent that any cash distributed exceeds the basis of the Fund's interest in the Portfolio prior to the distribution, (2) income or gain will be realized if the withdrawal is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if the distribution is in liquidation of that entire interest and consists solely of cash and/or unrealized receivables. The basis of the Fund's interest in the Portfolio generally equals the amount of cash and the basis of any property that the Fund invests in the Portfolio, increased by the Fund's share of income from the Portfolio and decreased by the Fund's share of losses from the Portfolio and the amount of any cash distributions and the basis of any property distributed from the Portfolio.

         The Portfolio is organized as a New York trust. The Portfolio is not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts. The investment by the Fund in the Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

         Fund shareholders may be subject to state and local taxes on Fund distributions to them. Shareholders are advised to consult with their tax advisers with respect to the particular tax consequences.



               8. PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         Specific decisions to purchase or sell securities for the Portfolio are made by a portfolio manager who is an employee of the Submanager and who is appointed and supervised by its senior officers. Changes in the Portfolio's investments are reviewed by its Board of Trustees. The portfolio manager of the Portfolio may serve other clients of the Submanager in a similar capacity.

         The Portfolio's primary consideration in placing securities transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Submanager attempts to achieve this result by selecting broker-dealers to execute transactions on behalf of the Portfolio and other clients of the Submanager on the basis of their professional capability, the value and quality of their brokerage services, and the level of their brokerage commissions. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Submanager normally seeks to deal directly with the primary market makers, unless in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Submanager on the tender of the Portfolio's securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Portfolio by the Submanager. At present no other recapture arrangements are in effect. Consistent with the foregoing primary consideration, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Portfolio may determine, the Submanager may consider sales of shares of the Fund and of securities of other investors in the Portfolio as a factor in the selection of broker-dealers to execute the Portfolio's securities transactions.

         Under the Submanagement Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Submanager may cause the Portfolio to pay a broker-dealer acting on an agency basis which provides brokerage and research services to the Submanager or the Manager an amount of commission for effecting a securities transaction for the Portfolio in excess of the amount other broker- dealers would have charged for the transaction if the Submanager determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Submanager's or the Manager's overall responsibilities to the Portfolio or to its other clients. Not all of such services are useful or of value in advising the Portfolio.

         The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement. However, because of the Portfolio's policy of investing in accordance with the Domini Social Index, the Submanager and the Manager currently intend to make only a limited use of such brokerage and research services.

         Although commissions paid on every transaction will, in the judgment of the Submanager, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and the Submanager's or the Manager's other clients, in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement. Certain broker-dealers may be willing to furnish statistical, research and other factual information or services to the Submanager or the Manager for no consideration other than brokerage or underwriting commissions.

         The Submanager and the Manager attempt to evaluate the quality of research provided by brokers. The Submanager and the Manager sometimes use evaluations resulting from this effort as a consideration in the selection of brokers to execute portfolio transactions. However, neither the Submanager nor the Manager is able to quantify the amount of commissions which are paid as a result of such research because a substantial number of transactions are effected through brokers which provide research but which are selected principally because of their execution capabilities.

         The fees that the Portfolio pays to the Submanager and the Manager will not be reduced as a consequence of the Portfolio's receipt of brokerage and research services. To the extent the Portfolio's securities transactions are used to obtain brokerage and research services, the brokerage commissions paid by the Portfolio will exceed those that might otherwise be paid for such portfolio transactions and research, by an amount which cannot be presently determined. Such services may be useful and of value to the Submanager or the Manager in serving both the Portfolio and other clients and, conversely, such services obtained by the placement of brokerage business of other clients may be useful to the Submanager or the Manager in carrying out its obligations to the Portfolio. While such services are not expected to reduce the expenses of the Submanager or the Manager, the Submanager or the Manager would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff. For the fiscal years ended July 31, 1995 , 1996 and 1997, respectively, the Portfolio paid brokerage commissions of $15,222 , $45,017 and [ ], respectively.

         In certain instances there may be securities which are suitable for the Portfolio as well as for one or more of the Submanager's or the Manager's other clients. Investment decisions for the Portfolio and for the Submanager's or the Manager's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

             9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

         The Fund's Declaration of Trust permits the Fund's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. Each share represents an equal proportionate interest in the Fund with each other share. Upon liquidation or dissolution of the Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. The Fund reserves the right to create and issue a number of series of shares, in which case the shares of each series would  participate  equally  in  the  earnings,  dividends  and  assets  of  the particular series (except for any differences among classes of shares of a series). Shares of each series would be entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series may vote together in the election or selection of Trustees, principal underwriters and accountants for the Fund. Upon liquidation or dissolution of the Fund, the shareholders of each series would be entitled to share pro rata in the net assets of their respective series available for distribution to shareholders.

         Shareholders are entitled to one vote for each share held. Shareholders in the Fund do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Fund may elect all of the Trustees of the Fund if they choose to do so and in such event the other shareholders in the Fund would not be able to elect any Trustee. The Fund is not required to hold annual meetings of shareholders but the Fund will hold special meetings of shareholders when in the judgment of the Fund's Trustees it is necessary or desirable to submit matters for a shareholder vote. No material amendment may be made to the Fund's Declaration of Trust without the affirmative vote of the holders of a majority of its outstanding shares. Shares have no preference, preemptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. The Fund may enter into a merger or consolidation, or sell all or substantially all of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Trustees of the Fund recommend such sale of assets, the approval by vote of the holders of a majority of the Fund's outstanding shares will be sufficient. The Fund may also be terminated upon liquidation and distribution of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares. If not so terminated, the Fund will continue indefinitely. Stock certificates are issued only upon the written request of a shareholder.

         The Fund is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and provides for indemnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Fund shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund , its shareholders , Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Fund itself was unable to meet its obligations.

         The Declaration of Trust further provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Fund protects a Trustee against any liability to which he or she would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

         Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each Fund Business Day. At the close of each such business day, the value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business on the following Fund Business Day.

                            10. FINANCIAL STATEMENTS

         The financial statements of the Fund and the Portfolio as of, and for the year ended, July 31, 1997 have been filed as part of the Fund's annual report with the Securities and Exchange Commission pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder, and are hereby incorporated herein by reference from such annual report. A copy of such report will be provided,
without  charge,   to  each  person   receiving  this  Statement  of  Additional
Information.

                                     PART C
                                OTHER INFORMATION

                                  DEVCAP TRUST


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)    Financial Statements Included in Part A:
       ----------------------------------------

(i)  Financial Highlights (Per Share Data and Ratios/Supplemental Data)

(ii) Annual Report to Shareholders is incorporated by reference

Financial Statements Included in Part B:

For the Registrant:

Statement of Assets and Liabilities, July 31, 1997
Statement of Operations for the year ended July 31, 1997
Statements of Changes in Net Assets for the periods indicated
Financial Highlights for the periods indicated
Notes to Financial Statements, year ended July 31, 1997
Independent Auditors Report, September 19, 1997

For the Domini Social Index Portfolio:

Portfolio of Investments, July 31, 1997
Statement of Assets and Liabilities, July 31, 1997
Statement of Operations for the year ended July 31, 1997
Statement of Changes in Net Assets for the periods indicated
Financial Highlights for the periods indicated
Notes to Financial Statements, July 31, 1997
Independent Auditors' Report, August 22, 1997

(b)    Exhibits

1.     Amended and Restated Declaration of Trust.3
2.     By-Laws.3
4. Specimen of certificate representing ownership of Registrant's shares of beneficial interest.1
6. Distribution Agreement between Registrant and Signature Broker-Dealer Services, Inc. ("SBDS").1
8.     Custodian Contract between Registrant and Investors Bank & Trust
       Company.1
9(a).  Administrative Services Agreement between Registrant and SBDS.4
9(b). Form of Transfer Agency and Services Agreement between Registrant and Fundamental Shareholder Services, Inc.2
10.    Opinion and consent of counsel.2
11.    Consent of independent auditors.5
13.    Investment representation letters of initial shareholders.2
15.    Distribution and Services Plan of the Registrant.1
16.    Schedule for computation of performance quotations.1
17.    Financial Data Schedule.5
18.    Powers of Attorney.5
_______________

1 Incorporated herein by reference from Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-1A (File Nos. 33-94668 and 811- 9070)(the "Registration Statement), as filed with the Securities and Exchange Commission (the "SEC") on September 8, 1995.

2 Incorporated herein by reference from Pre-Effective Amendment No. 2 to the Registration Statement, as filed with the SEC on October 11, 1995.

3    Incorporated   herein   by   reference   from   Post-Effective    Amendment
     ("Post-Effective Amendment") No. 1 to the Registration Statement, as filed with the SEC on March 28, 1996.

4 Incorporated herein by reference from Post-Effective Amendment No. 3, as filed with the SEC on November 27, 1997.

5    Filed herewith.



ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                           Not applicable.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

--------------------------------------------------------------------------------
                      (1)                                      (2)
                 Title of Class                     Number of Record Holders

    DEVCAP Shared Return Fund (par value        As of September 30th, 1997: 509
                     $0.01)
--------------------------------------------------------------------------------

ITEM 27.  INDEMNIFICATION.

         Referenceis made to Section 5.3 of Registrant's Declaration of Trust and Article 4 of Registrant's Distribution Agreement.

         The Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and its principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and its principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Not applicable.

ITEM 29.  PRINCIPAL UNDERWRITERS.

         (a) SBDS is the distributor (the "Distributor") for the shares of the Registrant. SBDS also serves as the principal underwriter or placement agent for other registered investment companies.

         (b) The following are the directors and officers of the Distributor. The principal business address of these individuals is 6 St. James Avenue, Suite 900, Boston, Massachusetts 02116, unless otherwise noted.

         PHILIP W. COOLIDGE: President, Chief Executive Officer and Director of SBDS. President of Registrant.

         JOHN R. ELDER:  Treasurer of Registrant. Assistant Treasurer of SBDS.

         LINWOOD C. DOWNS:  Treasurer of SBDS.

         MOLLY S. MUGLER: Assistant Secretary of SBDS. Assistant Secretary of Registrant.

         LINDA T. GIBSON: Assistant Secretary of SBDS. Assistant Secretary of Registrant.

         JOAN R. GULINELLO: Secretary of SBDS.

         SUSAN JAKUBOSKI:  Assistant Treasurer of SBDS.

         JULIE J. WYETZNER:  Product Management Officer of SBDS.

         ROBERT G. DAVIDOFF: Director of SBDS; CMNY Capital, L.P., 135 East 57th Street, New York, NY 10022.

         LEEDS HACKETT: Director of SBDS; Hackett Associates Limited, 1260 Avenue of the Americas, 12th Floor, New York, NY 10020

         LAURENCE B. LEVINE: Director of SBDS; Blair Corporation, 250 Royal Palm Way, Palm Beach, FL 33480

         DONALD S. CHADWICK: Director of SBDS; 4609 Bayard Street, Apartment 411, Pittsburgh, PA 15213.

         (c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder will be maintained at the offices of:

         Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202 (records relating to its functions as principal underwriter and administrator).

Investors Bank and Trust Company: 200 Clarendon Street, Boston, Massachusetts 02116 (records relating to its functions as custodian).

Fundamental Shareholder Services, Inc.: 90 Washington Street, New York, New York 10006 (records relating to its functions as transfer agent).


ITEM 31.  MANAGEMENT SERVICES.

         Not applicable.


ITEM 32.  UNDERTAKINGS.

(a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and State of New York on the 15th day of October, 1997.


DEVCAP TRUST

By /S/JOSEPH N. ST. CLAIR
         President


         Pursuant to the requirements of the 1933 Act, the Registrant Statement on Form N-1A of DEVCAP Trust has been signed below by the following persons in the capacities indicated on October 15, 1997.


SIGNATURE                                            TITLE


/S/JOSEPH N. ST. CLAIR                  President (Principal Executive Officer)
JOSEPH N. ST. CLAIR

/S/JOHN R. ELDER                        Treasurer, principal financial
JOHN R. ELDER                           officer and principal accounting officer

/S/GILBERT H. CRAWFORD                  Trustee
GILBERT H. CRAWFORD

/S/STEPHEN D. CASHIN                    Trustee
STEPHEN D. CASHIN

/S/CAROLINE L. WILLIAMS                 Trustee
CAROLINE L. WILLIAMS

                                  DEVCAP TRUST
                            Devcap Shared Return Fund

                                  EXHIBIT INDEX
                                       TO
                         POST-EFFECTIVE AMENDMENT NO. 3
                                       TO
                             REGISTRATION STATEMENT
                                  ON FORM N-1A


                                                                  Page Number
                                                                  In Sequential
                                                                  Numbering
Exhibit No.           Description of Document                     System

    11.           Consent of Independent Auditors

    17.           Financial Data Schedule

    18.           Powers of Attorney

                                                                     EXHIBIT 11


                         Consent of Independent Auditors

                        CONSENT OF INDEPENDENT AUDITORS


The Board of Trustees
DEVCAP Shared Return Fund:

We consent to the use of our report, dated September 19, 1997, incorporated herein by reference and to the references of our firm under the captions "FINANCIAL HIGHLIGHTS" in the Prospectus and "INDEPENDENT AUDITORS" in the statement of additional information.


                                                          KPMG Peat Marwick LLP


Boston, Massachusetts
October 15, 1997

                                                                     EXHIBIT 17


                             Financial Data Schedule